SURVIVORSHIP VARIABLE UNIVERSAL LIFE


COLUMBUS LIFE INSURANCE COMPANY                                       PROSPECTUS
SEPARATE ACCOUNT 1                                             FEBRUARY 14, 2002

This prospectus describes the Survivorship Variable Universal Life Insurance Policy (Policy) and the investment options available to Policy Owners. It contains information you should know before purchasing a Policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

The Policy is issued by Columbus Life Insurance Company (Columbus Life).

You tell us how to invest your Net Premiums among the investment options. Your investment options include 34 Sub-Accounts of Separate Account 1 that invest in the following Funds:



Deutsche VIT EAFE(R) Equity Index Fund
Deutsche VIT Equity 500 Index Fund
Deutsche VIT Small Cap Index Fund

Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
Fidelity(R) VIP Growth & Income Portfolio - Service Class 2
Fidelity(R) VIP Growth Portfolio - Service Class 2
Fidelity(R) VIP Asset ManagerSM Portfolio - Service Class 2
Fidelity(R) VIP Balanced Portfolio - Service Class 2
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2
Fidelity(R) VIP Money Market Portfolio - Initial Class

Janus Aspen Aggressive Growth Portfolio - Service Shares
Janus Aspen Capital Appreciation Portfolio - Service Shares
Janus Aspen Worldwide Growth Portfolio - Service Shares

Legends Harris Bretall Equity Growth Portfolio
Legends Third Avenue Value Portfolio
Legends Gabelli Large Cap Value Portfolio
Legends Baron Small Cap Portfolio


MFS(R) Capital Opportunities Series - Service Class
MFS(R) Emerging Growth Series - Service Class
MFS(R) Mid Cap Growth Series - Service Class
MFS(R) New Discovery Series - Service Class

Oppenheimer Aggressive Growth Fund/VA - Service Class
Oppenheimer Strategic Bond Fund/VA - Service Class
Oppenheimer International Growth Fund/VA - Service Class

Touchstone Emerging Growth Fund
Touchstone Small Cap Value Fund
Touchstone Growth/Value Fund
Touchstone Equity Fund
Touchstone Enhanced 30 Fund
Touchstone Value Plus Fund
Touchstone High Yield Fund
Touchstone Bond Fund
Touchstone Standby Income Fund

The Fixed Account is an additional investment option. It is a fixed-rate option backed by the general assets of Columbus Life.


    Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 This Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit
                Union Share Insurance Fund or any other agency.

    Investments in variable life insurance policies involve investment risk, including possible loss of principal.

                            GUIDE TO THIS PROSPECTUS

PART I of this prospectus describes the life insurance Policy, including the fees and charges applicable to the Policy and to the investment options. A GLOSSARY of terms used in this prospectus is included as SUPPLEMENT E to Part I. When reading the description of the Policy, please note that Policy provisions may vary slightly from state to state according to state law.

PART II includes additional information about the investment options, Columbus Life, Separate Account 1, and the Policy. This section includes the financial statements for Columbus Life and Separate Account 1.




 The prospectuses for the underlying Funds contain important information about the investment options under the Policy. You should read the prospectus for a
       Fund carefully before you invest in the corresponding Sub-Account.


The Securities and Exchange Commission maintains a web site (http://www.sec.gov)
 that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate Account 1 (Separate Account 1) and other information about Separate Account 1. You can also view these documents at the Public Reference Room of the Securities and Exchange
Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549, or by e-mailing a request to: publicinfo@sec.gov. You can also call the Securities and Exchange Commission at 800.SEC.0330. The Registration Number
                         for the Policies is 333-73390.

                                TABLE OF CONTENTS


PART I.........................................................................4
   The Policy..................................................................4
   Purchasing a Policy.........................................................4
   Underwriting Standards and The Policy.......................................4
   Cancelling the Policy.......................................................4
   Life Insurance Benefit......................................................5
   Cash Value..................................................................5
   Changes to Coverage.........................................................6
   Premium Payments............................................................6
   Term No-Lapse Guarantee.....................................................6
   Grace Period................................................................7
   Policy Charges - Summary....................................................7
   Premium Charges.............................................................7
   Monthly Policy Charges......................................................8
   Surrender Charge...........................................................10
   Transaction Charges........................................................10
   Fund Expenses..............................................................11
   Allocation Of Net Premiums.................................................12
   Transfers..................................................................12
   Withdrawals................................................................14
   Loans......................................................................14
   Payment of Policy Proceeds.................................................15
   Delay in Payment...........................................................16
   Rider Benefits.............................................................16
   Tax Status of Policy.......................................................17
   How to Contact the Company and Telephone Security Procedures...............17
   Confirmations and Statements...............................................18
   Policy Changes; Contestability.............................................18
   Conversion; Policy Split Option............................................18
   Assignment of Policy.......................................................18
   Supplement A--Table Of Death Benefit Factors And Example Of Death
      Benefit Calculation.....................................................19
   Supplement B--Policy Illustrations.........................................20
   Supplement C--Table Of Cost Of Insurance Charge Rates......................22
   Supplement D--Table Of Surrender Charge Amounts............................23
   Supplement E--Glossary.....................................................24

PART II.......................................................................26
   The Investment Options.....................................................26
   Valuation Of Your Investment...............................................31
   Columbus Life Insurance Company............................................32
   Separate Account 1.........................................................34
   Distribution of the Policies...............................................35
   Tax Matters................................................................35
   Legal Matters..............................................................38
   Experts....................................................................39
   Financial Statements.......................................................39

                                     PART I

THE POLICY

The Policy is a flexible premium, survivorship variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The Policy is a contract between you (the Owner) and Columbus Life. It provides life insurance coverage on the lives of two insured persons (the Insureds). The Death Benefit is payable on the second death to the person or persons you designate (the Beneficiary(ies)). This prospectus describes the Policy but it is not part of the contract.

The Policy may not be available in all states. In addition, Policy provisions may vary slightly from state to state according to state law. Please read the Policy carefully when you receive it.

PURCHASING A POLICY

You can apply for a Policy by contacting your insurance agent/financial representative. We will not issue a Policy that insures a person who does not meet our underwriting standards. We will also not issue a Policy that insures a person who will be over 90 years of age on the date we approve the application, and one Insured must be under 85 years of age on the date we approve the application. No Insured may be under 20 years of age on the date we approve the application. If we approve your application, the insurance coverage provided by your Policy will be effective when you have received the Policy, signed any applicable amendments to the application, and paid the required minimum initial premium while both Insureds are alive and in the same health as indicated in the application.

If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your Policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

UNDERWRITING STANDARDS AND THE POLICY

When we review an application for a Policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed Insureds' lives. Factors bearing on insurance risk include the proposed Insureds' occupations; avocations; medical histories including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place each Insured in a RISK CLASS. The risk classes we currently use are preferred tobacco non-user; preferred tobacco user; standard tobacco non-user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by Policy depending on the combined risk classes of the Insureds, as well as on their ages and sexes.

CANCELLING THE POLICY

You may cancel the Policy within 10 days after you receive it. The period may be longer in some states. If you cancel your Policy during this FREE LOOK period, we will refund to you all premiums allocated to the Fixed Account, all charges we deducted from your Policy, and the current value of premiums you allocated to the Variable Account calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your Policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the Policy for its Net Cash Surrender Value by notifying us in writing, but you cannot cancel the Policy without incurring any charges.

LIFE INSURANCE BENEFIT

The minimum Death Benefit under any Policy is the greater of:

     1)   the Specified Amount; or

     2) the Account Value as of the date of the second death multiplied by a factor that varies depending on the age the younger Insured is or would have been as of the date of the second death.

The Death Benefit payable under your Policy depends on the Death Benefit Option you select. Option 1 is the same as the minimum Death Benefit described above. Option 2 is the greater of:

     1)   the Specified Amount plus the Account Value; or

     2) the Account Value as of the date of the second death multiplied by a factor that varies depending on the age the younger Insured is or would have been as of the date of the second death.

Any Indebtedness outstanding as of the second Insured's date of death will be deducted from the Death Benefit amounts described above.

The Specified Amount is a fixed amount you select, subject to a minimum of $250,000. (This is the Minimum Issue Limit.) The Account Value is the cash value of your Policy and will fluctuate with the investment performance of the investment options you select.

The Option 1 or Option 2 Death Benefit is payable only until the date the younger Insured is or would have been age 100. After that date, the Policy is continued under the EXTENDED COVERAGE BENEFIT. The Policy is converted into a fixed policy and the Death Benefit is equal to the Net Cash Surrender Value of the Policy. There are no Monthly Policy Charges during the extended coverage period but we also do not accept further premium payments, make loans or allow Policy changes.

SUPPLEMENT A includes the table of death benefit factors and an example of how Option 1 and Option 2 Death Benefits would be calculated.

The amount of the Death Benefit could be higher if you choose Option 2, depending on the investment returns to your Account Value. Your monthly cost of insurance charges will be higher if you choose Option 2 because we assume more risk in agreeing to pay you a potentially greater amount of money.

If death of either Insured occurs within two years of the Policy Date (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any withdrawals (including withdrawal fees). If the Net Cash Surrender Value is greater we will pay you that amount instead. If the first Insured died by suicide, the surviving Insured will have the option of using the limited benefit as a premium on a single life policy.

CASH VALUE

The Policy's Account Value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus.

The Account Value varies with the investment experience of the Sub-Accounts. There is no guaranteed minimum Account Value. The amount you can withdraw is the Account Value less any outstanding Indebtedness and less any Surrender Charge that would apply on a full surrender or termination of your Policy. This amount is called the "Net Cash Surrender Value." You may not be able to access the Net Cash Surrender Value without terminating your Policy if your Specified Amount is at or close to the Minimum Issue Limit of $250,000. (See, WITHDRAWALS.)

CHANGES TO COVERAGE

You can request a decrease in your Specified Amount at any time after the first Policy Anniversary. You cannot decrease your Specified Amount below $250,000. The minimum amount of any decrease is $25,000. You may not increase your Specified Amount.

After you have owned your Policy for one year, you may change the death benefit option. If you change from Option 1 to Option 2, We will reduce the Specified Amount by the amount, if any, needed to keep the Death Benefit the same both before and after the change. We will not allow this change if it causes the new Specified Amount to fall below $250,000.

If you change from Option 2 to Option 1, We will increase the Specified Amount by the amount, if any, needed to keep the Death Benefit the same both before and after the change.

We must approve any change in your Death Benefit option. Changes in your Death Benefit option will be effective on the first Monthly Anniversary Day after we approve your request.

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee.

Thereafter, the minimum single premium payment is $50. If you make premium payments through regular pre-authorized bank account deductions, we will accept amounts less than $50.

There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the Policy would not qualify as life insurance under federal tax laws.

You can vary the amount and frequency of your premium payments. However, if you do not pay sufficient premium to cover the Monthly Policy Charges or to meet the no-lapse guarantee premium test, your Policy will lapse, and you will not receive any money from us. The amount you need to pay to keep the Policy in force will vary depending upon the performance of the Sub-Accounts (your Account Value) and the amount of charges you need to pay each month for the insurance coverage provided.

Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making PLANNED PREMIUM payments at various hypothetical levels of Sub-Account performance. Generally, you would continue to make planned premium payments until the younger Insured reaches (or would have reached) 100 years of age or until the second Insured dies, if earlier. It is more likely that your Policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your Policy will not lapse. The amount you may need to pay to keep the Policy in force may be higher than the planned premium.

Your initial premium payment may be given to your insurance agent/financial representative. You should send your subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. In some circumstances we will accept premium payments remitted for you by an employer or an employer plan, in which case we will apply the premium to your Policy as of the date we receive it in our office from your employer or employer plan according to our allocation rules. (See, ALLOCATION OF NET PREMIUMS.)

TERM NO-LAPSE GUARANTEE

If you pay the minimum monthly premium for the term no-lapse guarantee on time, your Policy is guaranteed not to lapse until the earlier of 1) the Policy Anniversary prior to the date the younger Insured is (or would have been) age 90 or 2) the 20th Policy Anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the Policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 3%. We will deduct withdrawals and Indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium for the term no-lapse guarantee does not guarantee that your Policy will have a positive Net Cash Surrender Value after the term ends. You may need to make significant additional premium payments in order to keep your Policy in force after the term no-lapse guarantee ends.

The minimum monthly premium for the term no-lapse guarantee depends on the Insureds' risk classes, ages and sexes, and the amount of insurance coverage. We determine this minimum premium on the Policy Date, and redetermine it when you add or remove optional rider coverage, decrease your Specified Amount, or make a withdrawal that results in a decrease in Specified Amount. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your Policy.

GRACE PERIOD

If your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to pay the Monthly Policy Charges for the current month, and your Policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your Policy will enter a GRACE PERIOD. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your Policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the Policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the Policy in force through the end of the grace period; or 2) the premium needed to pay the Monthly Policy Charges due through the end of the grace period. If you have outstanding Indebtedness, you will also have the option of making loan repayment sufficient to keep the Policy in force.

If you do not pay the needed premium or loan repayment, your Policy will LAPSE, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your Policy will continue in force. If the last surviving Insured dies during the grace period, we will deduct the monthly charges due from the Death Benefit.

You may apply to REINSTATE the Policy within five years after the date it lapses. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due, and you must repay any Indebtedness.

POLICY CHARGES - SUMMARY

We assess charges to support the operation of your Policy and Separate Account
1. These charges are Premium Charges (premium expense charge and state tax charge) and Monthly Policy Charges (cost of insurance charge, rider cost of insurance charges, per policy charge, per $1,000 charge, and mortality and expense risk charge). In addition, we assess Transaction Fees for processing withdrawals and certain transfers among the Sub-Accounts. We also assess a Surrender Charge if you surrender your Policy within the first 12 years of the Policy. Some charges are deducted from your premium payments and others reduce your Account Value.

In addition, the Funds underlying the Sub-Accounts pay management fees and expenses, and in some cases distribution fees, which are reflected in the daily net asset values of the Funds and in the Sub-Account Accumulation Unit Values.

SUPPLEMENT B includes two hypothetical ILLUSTRATIONS showing the effect of Premium Charges and Monthly Policy Charges on sample Policy Account Values and Net Cash Surrender Values. The first sample Policy insures a 35 year-old male and a 35 year-old female, both in a preferred tobacco non-user risk class (the risk class with the lowest rate structure). The second sample Policy insures a 55 year-old male and a 55 year-old female, both in a preferred tobacco non-user risk class. Each Policy has a Specified Amount of $250,000. No rider benefits are included.

As part of the Policy application process, your insurance agent/financial representative will provide you with a personalized illustration. In addition, you may request that we send you one free illustration of Policy benefits and values each Policy Year. We may charge a reasonable fee not to exceed $25 to provide illustrations after the first in each Policy Year.

PREMIUM CHARGES

Premium Expense Charge

The premium expense charge partially covers our distribution expenses and federal taxes associated with the Policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the Net Premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof).


---------------------------------------------------------    ------------------------------------------------------
          CURRENT PREMIUM EXPENSE CHARGE RATES                       MAXIMUM PREMIUM EXPENSE CHARGE RATES
---------------------------------------------------------    ------------------------------------------------------
                                         FOR PREMIUM                                               FOR PREMIUM
                    FOR PREMIUM         RECEIVED IN A                         FOR PREMIUM         RECEIVED IN A
                   RECEIVED IN A       POLICY YEAR IN                        RECEIVED IN A       POLICY YEAR IN
    POLICY       POLICY YEAR UP TO        EXCESS OF            POLICY      POLICY YEAR UP TO        EXCESS OF
     YEAR         TARGET PREMIUM       TARGET PREMIUM           YEAR        TARGET PREMIUM       TARGET PREMIUM
     1-12              6.50%                3.25%               1-12              7.50%                4.25%
     13+               2.50%                1.75%                13+              3.50%                2.75%
---------------------------------------------------------    ------------------------------------------------------

At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

The Target Premium depends on the age, sex and risk class of each Insured on the Policy Date. Certain riders may also have a Target Premium associated with them, which will be included in the total Target Premium for the Policy. If you add or remove rider coverage, Target Premium will increase or decrease if the rider has a Target Premium associated with it. If you decrease the Specified Amount, the Target Premium will decrease in proportion to the decrease in coverage. The Target Premium will be shown on your Policy Schedule.

State Tax Charge

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

MONTHLY POLICY CHARGES

Cost of Insurance Charge

The cost of insurance charge compensates us for the insurance risk we assume under the base Policy. We deduct the cost of insurance charge from the Account Value on each Monthly Anniversary Day. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the Net Amount At Risk for the Policy on the Monthly Anniversary Day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of each Insured as of the Policy Date. The maximum rate is different for each Policy Year. These maximum rates for your Policy are shown in your Policy. The maximum monthly rate for any Policy is $83.33 per $1,000 of Net Amount at Risk. We may change these maximum rates if your Policy terminates and is later reinstated. We may charge current cost of insurance rates that are less than the maximum rates shown in your Policy.

The table in SUPPLEMENT C shows the maximum monthly cost of insurance charge rates for a sample Policy if the Insureds (one male, one female) are both in either a standard or preferred risk class, and are both age 35 at the time the Policy is issued. The maximum monthly cost of insurance charge rates under a Policy may be higher than the rates shown in SUPPLEMENT C.

Rider Cost of Insurance Charges

For any optional rider you add to your Policy, there will be a cost of insurance charge. The rider cost of insurance charge will be determined on each Monthly Anniversary Day that the charge is applicable, and deducted from the Account Value. The rider cost of insurance charge rates will be shown in your Policy.

Per $1,000 Charge

The per $1,000 charge partially compensates us for issuing and distributing the Policy. We deduct the per $1,000 charge from the Account Value on each Monthly Anniversary Day. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the Specified Amount. If the Specified Amount is increased or decreased we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.

The per $1,000 charge rate depends on the age, sex and risk class of each Insured as of the Policy Date. The maximum monthly per $1,000 charge rate we may charge is $0.22500 per $1,000 of Specified Amount. The per $1,000 charge rate for your Policy will be shown in your Policy.

Per Policy Charge

The per policy charge partially compensates us for administering the Policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month. The per policy charge is the same for all Policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

Mortality and Expense Risk Charge

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the Policy. We assume a mortality risk that the Insureds will not live as long as we expect and therefore the amount of the Death Benefit we pay under the Policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the Policy will be greater than we expect. We deduct a mortality and expense risk charge from the Account Value on each Monthly Anniversary Day. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate from the table below (expressed as a monthly rate) times the Variable Account Value on the Monthly Anniversary Day.

------------- ------------------------------ ----------------------------- -------------------------------
                                               CURRENT ANNUAL MORTALITY     MAXIMUM ANNUAL MORTALITY AND
 POLICY YEAR    VARIABLE ACCOUNT VALUE BAND   AND EXPENSE RISK CHARGE RATE     EXPENSE RISK CHARGE RATE
   1 - 12              All Amounts                       0.70%                         0.90%

    13 +               0 - $25,000                       0.70%                         0.90%
                    $25,001 - $50,000                    0.45%                         0.65%
                   $50,001 - $250,000                    0.20%                         0.40%
                       $250,001 +                        0.10%                         0.30%
------------- ------------------------------ ----------------------------- -------------------------------

At our option, we may charge rates different than the current rates shown above. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown above.

SURRENDER CHARGE

The Surrender Charge partially compensates us for issuing and distributing the Policy. During the first 12 Policy Years, a Surrender Charge will be deducted from your Account Value if your Policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the Policy in force. Surrender Charges vary depending on ages and risk classes of the Insureds when the Policy is issued. Surrender Charge amounts are determined when we issue the Policy and do not change even if there are Policy changes.

The maximum initial surrender charge is 143.5% of the initial annual Target Premium for the base Policy. (For older issue ages, the initial surrender charge would be less than 143.5% of Target Premium.) The Surrender Charge remains at the initial level during the first five Policy Years. During Policy Years six through ten, the Surrender Charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth Policy Year. During Policy Years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12.

Your Policy will show the Surrender Charge amounts, in dollars, that we would charge if you surrendered your Policy in any month during the first 12 Policy Years. SUPPLEMENT D shows Surrender Charge amounts for a sample Policy with a Specified Amount of $250,000 if both Insureds (one male, one female) are in a preferred tobacco non-user risk class and are age 35 on the Policy Date.

TRANSACTION CHARGES

Transfer Charge

We do not charge you for the first 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year. If you make more than 12 transfers among Sub-Accounts or from the Sub-Accounts to the Fixed Account in a Policy Year, we will charge you $10 per transfer for each additional transfer as partial compensation for our administrative costs. We deduct the $10 transfer charge from your Account Value.

Withdrawal Fee

We do not charge you for the first withdrawal in a Policy Year. If you make more than one withdrawal in a Policy Year, we will charge you $50 per withdrawal for each withdrawal as partial compensation for our administrative costs. We deduct the $50 withdrawal fee from your Account Value.

FUND EXPENSES

Fund expenses shown are actual expenses incurred, before and after expense reimbursements, for the 12-month period ended December 31, 2000, or in the case of The Legends Fund, Inc., for the period ended June 30, 2001, except in the case of the following Funds that commenced operations after January 1, 2000: All of the MFS Funds, which commenced operations on May 1, 2000; the Oppenheimer Aggressive Growth Fund/VA-Service Class which commenced operations on October 16, 2000; the Oppenheimer Strategic Bond Fund/VA-Service Class and Oppenheimer International Growth Fund/VA-Service Class which commenced operations on March 19, 2001; and the Touchstone Growth/Value and Equity Funds, which commenced operations on May 1, 2001. Fund expenses shown for these Funds are estimated as discussed in the Fund prospectuses provided to you with this prospectus.

                                                                 AFTER EXPENSE REIMBURSEMENT(2)             BEFORE EXPENSE
                                                                                                           REIMBURSEMENT(2)
                                                          ADVISOR         OTHER      12B-1        TOTAL
                                                             FEES      EXPENSES     FEES(1)    EXPENSES     TOTAL EXPENSES
Deutsche VIT EAFE(R)Equity Index Fund                       0.45%         0.20%       ----        0.65%          0.92%
Deutsche VIT Equity 500 Index Fund                          0.20%         0.10%       ----        0.30%          0.34%
Deutsche VIT Small Cap Index Fund                           0.35%         0.10%       ----        0.45%          0.69%
Fidelity(R)VIP Equity-Income Portfolio - Service Class 2    0.48%         0.10%       0.25%       0.83%          0.83%
Fidelity(R)VIP Contrafund(R)Portfolio - Service Class 2     0.57%         0.10%       0.25%       0.92%          0.92%
Fidelity(R)VIP Growth & Income Portfolio - Service          0.48%         0.12%       0.25%       0.85%          0.85%
Class 2
Fidelity(R)VIP Growth Portfolio - Service Class 2           0.57%         0.09%       0.25%       0.91%          0.91%
Fidelity(R)VIP Asset ManagerSM Portfolio - Service          0.53%         0.10%       0.25%       0.88%          0.88%
Class 2
Fidelity(R)VIP Balanced Portfolio - Service Class 2         0.43%         0.17%       0.25%       0.85%          0.85%
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2          0.57%         0.17%       0.25%       0.99%          0.99%
Fidelity(R)VIP Money Market Portfolio - Initial Class       0.27%         0.08%       ----        0.35%          0.35%
Janus Aspen Aggressive Growth Portfolio - Service           0.65%         0.02%       0.25%       0.92%          0.92%
Shares
Janus Aspen Capital Appreciation Portfolio - Service        0.65%         0.02%       0.25%       0.92%          0.92%
Shares
Janus Aspen Worldwide Growth Portfolio - Service Shares     0.65%         0.05%       0.25%       0.95%          0.95%
Legends Harris Bretall Equity Growth Portfolio              0.65%         0.42%       ----        1.07%          1.07%
Legends Third Avenue Value Portfolio                        0.65%         0.56%       ----        1.21%          1.21%
Legends Gabelli Large Cap Value Portfolio                   0.90%         0.50%       ----        1.40%          1.66%
Legends Baron Small Cap Portfolio                           1.05%         0.50%       ----        1.55%          3.10%
MFS(R)Capital Opportunities Series - Service Class          0.75%         0.16%       0.20%       1.11%          1.11%
MFS(R)Emerging Growth Series - Service Class                0.75%         0.10%       0.20%       1.05%          1.05%
MFS(R)Mid Cap Growth Series - Service Class                 0.75%         0.16%       0.20%       1.11%          2.41%
MFS(R)New Discovery Series - Service Class                  0.90%         0.16%       0.20%       1.26%          1.29%
Oppenheimer Aggressive Growth Fund/VA - Service Class       0.62%         0.02%       0.15%       0.79%          0.79%
Oppenheimer Strategic Bond Fund/VA - Service Class          0.74%         0.05%       0.15%       0.94%          0.94%
Oppenheimer International Growth Fund/VA - Service          1.00%         0.17%       0.15%       1.32%          1.32%
Class
Touchstone Emerging Growth Fund                             0.80%         0.32%       ----        1.12%          1.32%
Touchstone Small Cap Value Fund                             0.80%         0.20%       ----        1.00%          1.85%
Touchstone Growth/Value Fund                                1.00%         0.10%       ----        1.10%          1.66%
Touchstone Equity Fund                                      0.75%         0.20%       ----        0.95%          1.31%
Touchstone Enhanced 30 Fund                                 0.65%         0.10%       ----        0.75%          1.67%
Touchstone Value Plus Fund                                  0.75%         0.40%       ----        1.15%          2.16%
Touchstone High Yield Fund                                  0.60%         0.20%       ----        0.80%          1.50%
Touchstone Bond Fund                                        0.55%         0.20%       ----        0.75%          1.09%
Touchstone Standby Income Fund                              0.25%         0.25%       ----        0.50%          0.87%

(1) Certain of the Funds have entered into distribution and service plan agreements in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds may pay their distributors a fee as a percentage of average daily net assets of the Funds. These plans are described in greater detail in the Fund prospectuses provided with this prospectus. The amount of 12b-1 fees may change from time to time in accordance with the plans.

(2) The Funds or their Advisors may have entered into fee waiver and/or expense reimbursement arrangements that limit the total expenses a Fund pays. The
     Fund prospectuses provided with this prospectus describe these arrangements in greater detail. Such arrangements may change from year to year. Without fee waiver or expense reimbursement limits, the Funds would have incurred the expenses set forth in the "Before Expense Reimbursement" column.


                                    Page 11


ALLOCATION OF NET PREMIUMS

You have 35 investment options for your Net Premiums. You may allocate your Net Premiums among the 34 available Sub-Accounts of Separate Account 1 and the Fixed Account. Each Sub-Account invests exclusively in one of the Funds listed on the first page of this prospectus and described in PART II of this prospectus. You bear the entire risk of gain or loss on amounts you invest in the Sub-Accounts. The Sub-Accounts provide an opportunity for a higher rate of return than the Fixed Account but also expose you to a higher risk of loss. The Fixed Account provides a guaranteed minimum rate of return. Net Premiums allocated to or transfers to the Fixed Account become part of Columbus Life's general account.

You allocate your Net Premiums by specifying on your application the percentage of your Net Premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the Net Premiums based on the most recent allocation instructions we have received from you.

When you allocate Net Premiums or transfer amounts to a Sub-Account, your Account Value is credited with Accumulation Units. Other transactions, such as withdrawals and payments of Monthly Policy Charges, will decrease the number of Accumulation Units. The number of Accumulation Units added to or subtracted from your Account Value is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. We use the following guidelines to determine the Valuation Date when we process the transaction:

  o If we receive your premium payment or transfer instructions in good order on a Valuation Date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that Valuation Date.
  o  If not, we will process the transaction on the next Valuation Date.
  o Your initial premium payment will be allocated to the money market Sub-Account on the Policy Date (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to the money market Sub-Account.

In addition, we reserve the right to deposit premium in the money market Sub-Account for the duration of the free look period if such period exceeds 15 days.

TRANSFERS

After the initial premium has been allocated, or after your free look period, if later, you can transfer your Account Value among the Sub-Accounts or from the Sub-Accounts to the Fixed Account up to 12 times per Policy Year without charge. Each transfer must be at least $250 or the total value of the Sub-Account, if less than $250. We will charge you $10 for each additional transfer either among the Sub-Accounts or from the Sub-Accounts to the Fixed Account. You are also permitted to make 1 transfer from the Fixed Account per Policy Year without charge. The minimum transfer from the Fixed Account is $250. In the first 4 Policy Years, you cannot transfer more than 25% of your money from the Fixed Account in a Policy Year.

The above guidelines do not apply to dollar cost averaging transfers or automatic rebalancing transfers.

All transfers requested on the same day will be considered a single transfer for purposes of these guidelines and transfer charges.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

The Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from a Sub-Account we designate for this purpose, or from the Fixed Account, to the other Sub-Accounts. You can make the following transfers:

  o  A specific dollar amount
  o A specific percentage of your money in the Sub-Account we designate for this purpose or the Fixed Account (or a pro rata portion until source of funds is depleted)
  o  Earnings in the Sub-Account we designate for this purpose or the Fixed
     Account

You select the number, frequency and timing of your transfers in the Dollar Cost Averaging Program.

The following guidelines apply to dollar cost averaging transfers:

  o  Dollar cost averaging transfers must continue for at least 12 months;
  o  Each transfer must be at least $100; and
  o The allocation to each Sub-Account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for transfers under the Dollar Cost Averaging Program.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Automatic Rebalancing Program

Some Sub-Accounts may grow faster than other Sub-Accounts or the Fixed Account, shifting the asset allocation among Sub-Accounts and the Fixed Account from your preferred mix. Automatic rebalancing of assets among Sub-Accounts and the Fixed Account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. No contract minimum is required to take advantage of this feature. Automatic rebalancing may not be available if a Dollar Cost Averaging Program is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Automatic Rebalancing Program.

Market Timing

Market timing transfers can disrupt an underlying Fund's ability to process transactions which may disadvantage other Policy Owners. To avoid this, we can modify the transfer rights of Policy Owners engaged in market timing activity that is deemed to be disruptive.

WITHDRAWALS

You can withdraw from your Policy part of your Cash Surrender Value, less any applicable withdrawal fees, and less any Indebtedness. Withdrawals and related fees will reduce your Account Value. If you selected Death Benefit Option 1, a withdrawal may also reduce your Specified Amount. (If a withdrawal would cause the difference between the Death Benefit and the Account Value to increase after the withdrawal, we will decrease the Specified Amount in an amount necessary to keep that difference the same.) A withdrawal may have tax consequences.

You may also surrender your Policy and withdraw all of your Net Cash Surrender Value. We assess a Surrender Charge if you surrender your Policy in full during the first 12 Policy Years. A full surrender will terminate your Policy. A full surrender of your Policy may have tax consequences.


  o  Each withdrawal must be at least $500.
  o No withdrawal may be made that would reduce your Net Cash Surrender Value below $250.
  o You can make one withdrawal in a Policy Year without paying a withdrawal fee. You will be charged a fee of $50 per withdrawal for each additional withdrawal in that Policy Year.
  o  No withdrawal can reduce your Specified Amount below $250,000.

LOANS

You can borrow money from us by using your Policy as the sole collateral for the loan. The most you can borrow against your Policy is 90% of your Cash Surrender Value, less any Indebtedness and less an amount sufficient to cover the Monthly Policy Charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan to your Loan Account. We transfer money on a pro-rata basis from each of your investment options. For example, if you have 25% of your money in the Touchstone High Yield Sub-Account and 75% of your money in the Touchstone Enhanced 30 Sub-Account and you borrow $2,000, we will transfer $500 from the Touchstone High Yield Sub-Account (25% of $2,000) and $1,500 from the Touchstone Enhanced 30 Sub-Account (75% of $2,000) to your Loan Account.

We pay interest on your Loan Account. The minimum interest we pay is 3.00% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan.

Interest is due on each Policy Anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

Any loan, even if you repay the loan, will generally have a permanent negative effect on the Death Benefit and Account Value because:

  o Loan amounts will not be available for investment in the Sub-Accounts or Fixed Account.
  o  Interest charged on borrowed amounts may be treated as an additional loan.
  o  Outstanding Indebtedness is subtracted when determining your Death Benefit.

You can repay all or part of your loan at any time while the Insured is living. When you make a payment towards the principal amount of your loan, we transfer the amount of the loan payment from your Loan Account back to your investment options on a pro-rata basis according to your allocation instructions at that time. YOU MUST SPECIFICALLY DESIGNATE A PAYMENT AS A LOAN REPAYMENT OR WE WILL TREAT IT AS AN ADDITIONAL PREMIUM PAYMENT INSTEAD.

If you do not repay the loan before the Insured dies, we will deduct the Indebtedness when determining your Death Benefit. If you do not repay the loan before you surrender your Policy, we will deduct the Indebtedness to determine the Net Cash Surrender Value proceeds.

If the Indebtedness exceeds the Cash Surrender Value less the Monthly Policy Charges for the current month, we can terminate your Policy. We will tell you that we intend to terminate your Policy by mailing a notice to you at least 61 days before we terminate your Policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your Policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your Policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

PAYMENT OF POLICY PROCEEDS

We will pay one of 2 types of proceeds under a Policy--Death Proceeds or Net Cash Surrender Value proceeds. We will pay the proceeds in a lump sum or under one of the Income Plans. Proceeds applied under one of the Income Plans do not vary with the investment experience of the Sub-Accounts.

While an Insured is alive, you may select an Income Plan under which we will pay the proceeds of your Policy. If the second Insured dies and you have not selected an Income Plan, the Beneficiary may select an Income Plan. If you select an Income Plan before the second Insured's death, the Beneficiary may not change the Income Plan after the second Insured's death.

We will send you a separate written agreement putting the selected Income Plan into effect. One of the following Income Plans may be selected:

     INCOME PLAN 1       Payments for Fixed Period - we make monthly payments
                         for a fixed number of years.
     INCOME PLAN 2       Payments for Life--Guaranteed Period - we make monthly
                         payments for a guaranteed period or the life of the
                         payee, whichever is longer.
     INCOME PLAN 3       Payments of a Fixed Amount - we make monthly payments
                         of a fixed amount until an amount equal to the proceeds
                         plus accrued interest has been paid.
     INCOME PLAN 4       Life Annuity--No Guaranteed Period - we make monthly
                         payments for the life of the payee.
     INCOME PLAN 5       Joint and Survivor - we make monthly payments as long
                         as one of two payees is alive.

Minimum guaranteed payments under any of these Income Plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life Income Plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday.

In addition to these Income Plans, other Income Plans may be available in the future or upon request.

If you or the Beneficiary do not select an Income Plan, we will make a lump-sum payment of the proceeds. We generally make this lump-sum payment to a special account retained by us. We provide the Beneficiary with a checkbook to access these funds from that special account.

The Income Plan selected and the time when the Income Plan is selected can affect the tax consequences to you or the Beneficiary. You should consult your tax advisor before selecting an Income Plan.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a Sub-Account for any of the following reasons:

  o You have made a premium payment by check that has not cleared the banking system.
  o The New York Stock Exchange is closed on a day that it normally would be open.
  o  Trading on the New York Stock Exchange is restricted.
  o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
  o The Securities and Exchange Commission permits us to postpone payments from the Sub-Accounts for your protection.

We may delay transfers from the Sub-Accounts for the same reasons.

We reserve the right to delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

RIDER BENEFITS

Certain riders are automatically issued with your Policy, subject to certain issue age limits and underwriting requirements. There is no additional charge for these riders. These riders are:

     o The ESTATE PROTECTION BENEFIT RIDER, which provides additional term insurance during the first four Policy Years in an amount equal to 125% of the Specified Amount of the Policy.

     o The ESTATE TAX REPEAL RIDER, which provides a waiver of surrender charge on a full surrender or policy split during a one-year option period triggered by a full and permanent repeal of the federal estate tax being effective in 2010. In order to be eligible to exercise the option you must have paid an amount of premium, as of each policy anniversary up to the date the option period begins, equal to 70% of the cumulative amount of Target Premium for the policy through that policy anniversary. Specific rider terms and conditions apply, and may vary by state. We may charge an administrative fee not to exceed $150 to process a request under this rider. We will waive the charge if the proceeds are used to purchase an annuity issued by Columbus Life or one of its affiliated life insurance companies.

     o The ACCELERATED DEATH BENEFIT RIDER, or the ACCELERATED DEATH BENEFIT PLUS RIDER, if approved in your state. This rider gives you access to a portion of the Death Benefit of the Policy in the form of an advance after the death of the first Insured and after the second Insured has been diagnosed with a terminal illness, or under the Accelerated Death Benefit Plus Rider, after the second Insured has been diagnosed with a terminal illness or critical illness, or has been confined to a nursing home. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

     o The LAST SURVIVOR ADDITIONAL LIFE RIDER, which provides additional permanent insurance coverage (the "additional life rider specified amount") on the lives of the Insureds, at a lower cost than the coverage provided under the base Policy. The coverage under this rider will be included in the Net Amount at Risk for the Policy and will be charged a monthly cost of insurance charge. The current monthly cost of insurance charge rates for the portion of the Net Amount at Risk that is attributable to this rider may be different than the current monthly cost of insurance charge rates we charge for the base Policy coverage, but we guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your Policy. We also charge a monthly per $1,000 charge for this rider not to exceed $0.03378 per $1,000 of additional life rider specified amount.

     o The EXTENDED NO-LAPSE GUARANTEE RIDER, which provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the Policy ends. This no-lapse guarantee terminates on the day before the Policy Anniversary on which the younger Insured is or would have been age 100. The monthly cost for this rider will be $0.01 per thousand dollars of Specified Amount (plus any additional life rider specified amount), due on each Monthly Anniversary Day beginning when the term no-lapse guarantee under the Policy ends. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the Policy, and the minimum premium test will apply from the Policy Date. You may have to pay more premium to meet the lifetime no-lapse guarantee minimum premium test than you had to pay to meet the term no-lapse guarantee minimum premium test.

     o The EXTENDED COVERAGE BENEFIT RIDER replaces the extended coverage provision in the Policy, so that on and after the Policy Anniversary on which the younger Insured is or would have been age 100, the amount of the Death Benefit will be equal to the greater of the Specified Amount (plus any additional life rider specified amount) or the Cash Surrender Value, less any Indebtedness. Under the base Policy, the extended coverage death benefit is equal to the Net Cash Surrender Value. The charge for this rider is due on each Monthly Anniversary Day during the ten Policy Years beginning with the Policy Anniversary the younger Insured is or would have been age 90 and ending with the day before the Policy Anniversary the younger Insured is or would have been age 100. The maximum cost per $1,000 of Specified Amount (plus any additional life rider specified amount) increases uniformly from $1.13 at attained age 90 to $11.25 at attained age 99. Maximum costs assume an Account Value of $0. Actual monthly costs will be lower as the Account Value approaches Specified Amount (plus any additional life rider specified amount), at which point there would be no charge for the rider.

     o The OTHER INSURED RIDER, which allows you to purchase term insurance on the life of a single Insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. The maximum cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating. Other insured coverage terminates on the day before the Policy Anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the Policy Anniversary on which the other insured is age 85; 2) 60 days after the death of the second Insured under the Policy; or 3) 60 days after the Policy Anniversary on which the younger Insured is or would have been age 100. This rider has a Target Premium associated with it.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

TAX STATUS OF POLICY

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Death Proceeds should be fully excludable from the Beneficiary's gross income. In addition, any earnings on your investment in the Sub-Accounts should not be taxable to you while the Policy is in effect unless you withdraw some of your Account Value or surrender your Policy. Under certain circumstances, a loan may be treated as taxable income. We do not intend for this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy. See the discussion of federal tax law in PART II for further information.

HOW TO CONTACT THE COMPANY AND TELEPHONE SECURITY PROCEDURES

We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

The Columbus Life Customer Service mailing address is P.O. Box 2850, Cincinnati, Ohio, 45201-2850. The toll-free telephone number is 1-800-677-9595.

CONFIRMATIONS AND STATEMENTS

We will send you confirmation statements of premium payments, loans, transfers and withdrawals as required by law. We will also send you periodic statements showing the value of your investments in the Sub-Accounts and the Fixed Account and listing all financial transactions made with respect to your Policy during that period.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the Fund in which the Sub-Account invests. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

POLICY CHANGES; CONTESTABILITY

We may make changes to the Policy in certain circumstances in order to comply with changes in the law. We may also adjust Policy values and/or proceeds if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges. We may contest the validity of coverage under a Policy, based on information provided in an application, within two years of the date the coverage became effective. (If you do not notify us of the death of the first Insured that occurred during the two-year period, the policy may remain contestable with respect to that Insured beyond the two-year period.) In some states, we may be able to contest, at any time, the validity of a Policy for fraud. We can deny a claim made under a Policy if the terms and conditions of the Policy are not satisfied.

CONVERSION; POLICY SPLIT OPTION

In most states, you may convert the policy to a fixed policy within the first two Policy Years, or within 60 days of the later of notification of a change in the investment policy of the Separate Account or the effective date of such change. In most states, we will transfer all of your Variable Account Value into the Fixed Account at no charge, and the Variable Account investment options will no longer be available. Policy charges will continue to apply.

You may elect to split the Policy into two single life policies within 6 months of the date a final divorce decree of the Insureds has been in effect for 6 months or the date of a change in federal tax law resulting in a repeal of the unlimited marital deduction or a 50% reduction in the maximum tax bracket. The policy split option is subject to specific conditions of the policy. Further, if the new policies would not be treated as life insurance for federal tax purposes, we can refuse to issue the new policies. (See, TAX MATTERS.)

ASSIGNMENT OF POLICY

Generally, you may assign your Policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your Beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

                      Supplement A - Death Benefit Examples

SUPPLEMENT A--TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION


  YOUNGER INSURED'S                           YOUNGER INSURED'S
   AGE LAST POLICY       DEATH BENEFIT         AGE LAST POLICY     DEATH BENEFIT
     ANNIVERSARY            FACTOR               ANNIVERSARY           FACTOR

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30




                  OPTION 1                                     OPTION 2
                  --------                                     --------

Facts:
o The younger Insured is less than 40 years old (Applicable Death Benefit Factor = 2.50).
o    Your Policy's Specified Amount is $250,000.
o    You have never borrowed money from your Policy.
o    Your Account Value is $75,000.

Under Option 1, your Death Benefit would be   Under Option 2, your Death Benefit would
the greater of $250,000 and $187,500          be the greater of $325,000 ($250,000 plus
($75,000 multiplied by 2.50).                 $75,000) and $187,500 ($75,000 multiplied
                                              by 2.50).
Therefore, your Death Benefit would be
$250,000.                                     Therefore, your Death Benefit would be
                                              $325,000.


                                     Page 19
                                           Supplement A - Death Benefit Examples

SUPPLEMENT B--POLICY ILLUSTRATIONS

The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the investment options equivalent to constant gross annual rates of 0% and 10%.

The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policy Owner. Also, values would be different from those shown if the gross annual investment returns averaged 0% and 10% over a period of years but fluctuated above and below those averages for individual Policy Years.

The tables assume that the Sub-Accounts are subject to a daily charge for Fund advisory fees and operating expenses equivalent to an annual rate of 0.93% of the average daily net assets. This annual expense ratio is the simple arithmetic average of the expense ratios of all available Funds underlying the Sub-Accounts for the last fiscal year (estimated for Funds beginning operations in 2000 or later) and is after application of current expense caps or expense reimbursement arrangements. The fees and expenses of each underlying Fund vary, and the total fees and expenses used in the above calculation ranged from an annual rate of 0.30% to an annual rate of 1.55% of average daily net assets. The illustrations assume that the average fees and expenses, and expense caps or expense reimbursement arrangements, will remain the same for all of the periods shown in the illustrations.

The hypothetical gross annual rates of investment return of 0% and 10%, when adjusted for the above daily charges, result in the following net effective annual rates of return: -0.93% and 8.98%, respectively.

The tables reflect the deduction of all applicable Policy charges and deductions at the guaranteed maximum rates described in this prospectus for the hypothetical Insureds. The Net Cash Surrender Values illustrated in the tables also reflect the deduction of applicable Surrender Charges. (The Target Premium used in Illustration #1 is $885.00. See SUPPLEMENT D for Surrender Charge amounts applicable to this illustration.) The Net Cash Surrender Values shown are at the end of each Policy Year.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account 1 since Columbus Life is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0% or 10% by an amount sufficient to cover tax charges in order to produce the Death Benefits, Account Values and Net Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Sub-Accounts, if no Policy loans have been made and if Death Benefit Option 1 has been selected. The tables are also based on the assumptions that the Policy Owner has not requested a decrease in Specified Amount, that no withdrawals or transfers have been made and that the Policy Owner did not purchase the Last Survivor Additional Life Rider or any other rider.

For comparative purposes, the third column of each table of the illustrations shows the amount to which premiums would accumulate if an amount equal to those premiums were invested to earn interest at 5% compounded annually.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.


                                     Page 20
                                                    Supplement B - Illustrations

--------------------------------------------------------------------------------------------------------------
Designed for:                                                             ILLUSTRATION #1
John Doe          and               Jane Doe                              GUARANTEED MAXIMUM CHARGES
Male Age: 35                        Female Age: 35                        Survivorship Variable Universal Life
Preferred - Tobacco Non-User        Preferred - Tobacco Non-User
--------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $250,000.00                                       Death Benefit Option:              1
Lump Sum:                           $0                                    Initial Premium:             $900.00


                Assuming Hypothetical Gross Investment Return of:
                                                       0.00%                       10.00%
                                                               NET CASH                    NET CASH
         POLICY       PREMIUM      PREMIUMS       ACCOUNT     SURRENDER       ACCOUNT     SURRENDER
           YEAR        OUTLAY         AT 5%         VALUE         VALUE         VALUE         VALUE
    -----------------------------------------------------------------------------------------------
              1           900           945           498             0           561             0
              2           900         1,937           985             0         1,166             0
              3           900         2,979         1,462           198         1,818           554
              4           900         4,073         1,928           665         2,519         1,255
              5           900         5,222         2,383         1,120         3,274         2,010
              6           900         6,428         2,827         1,732         4,086         2,991
              7           900         7,694         3,260         2,333         4,960         4,033
              8           900         9,024         3,680         2,922         5,899         5,141
              9           900        10,420         4,087         3,498         6,908         6,318
             10           900        11,886         4,482         4,061         7,992         7,570
             15           900        20,392         6,325         6,325        14,840        14,840
             20           900        31,247         7,673         7,673        24,545        24,545
             25           900        45,102         7,981         7,981        37,897        37,897
             30           900        62,785         6,149         6,149        55,715        55,715
             35           900        85,353           0##           0##        78,122        78,122
             40           900       114,156                                   103,872       103,872
             45           900       150,917                                   127,946       127,946

         Age 70           900        85,353           0##           0##        78,122        78,122
       (Younger
       Insured)

--------------------------------------------------------------------------------------------------------------
Designed for:                                                             ILLUSTRATION #2
John Doe          and               Jane Doe                              GUARANTEED MAXIMUM CHARGES
Male Age: 55                        Female Age: 55                        Survivorship Variable Universal Life
Preferred - Tobacco Non-User        Preferred - Tobacco Non-User
--------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $250,000.00                                       Death Benefit Option:              1
Lump Sum:                           $0                                    Initial Premium:           $2,280.00

                Assuming Hypothetical Gross Investment Return of:
                                                       0.00%                       10.00%
                                                               NET CASH                    NET CASH
         POLICY       PREMIUM      PREMIUMS       ACCOUNT     SURRENDER       ACCOUNT     SURRENDER
           YEAR        OUTLAY         AT 5%         VALUE         VALUE         VALUE         VALUE
    -----------------------------------------------------------------------------------------------
              1         2,280         2,394         1,626             0         1,806             0
              2         2,280         4,908         3,193             0         3,726           186
              3         2,280         7,547         4,696         1,156         5,762         2,222
              4         2,280        10,318         6,129         2,589         7,917         4,377
              5         2,280        13,228         7,485         3,945        10,191         6,651
              6         2,280        16,284         8,755         5,687        12,584         9,516
              7         2,280        19,492         9,925         7,329        15,092        12,496
              8         2,280        22,861        10,981         8,857        17,705        15,581
              9         2,280        26,398        11,899        10,247        20,411        18,759
             10         2,280        30,111        12,657        11,477        23,191        22,011
             15         2,280        51,659        13,272        13,272        37,802        37,802
             20         2,280        79,160         3,186         3,186        48,963        48,963
             25         2,280       114,259           0##           0##        39,730        39,730
             30         2,280       159,055                                       0##           0##
             35         2,280       216,227
             40         2,280       289,195
             45         2,280       382,322

         Age 70         2,280        51,659        13,272        13,272        37,802        37,802
       (Younger
       Insured)
   ##Additional premium is required to keep Policy in-force.


                                     Page 21
                                                    Supplement B - Illustrations

SUPPLEMENT C--TABLE OF COST OF INSURANCE CHARGE RATES

This table shows the guaranteed maximum monthly cost of insurance charge rates for a Policy without riders. The rates are second-to-die mortality calculations based on 1980 CSO Male and Female Non-Smoker Mortality Table. The rates assume both Insureds (one male, one female) are 35 years old on the Policy Date and both are in a standard or preferred underwriting class.


                   Maximum                           Maximum
    Policy         Monthly             Policy        Monthly
     Year            Rate               Year           Rate
-------------------------------     -----------------------------
       1           0.000218              37          1.165261
       2           0.000704              38          1.382162
       3           0.001290              39          1.644706
       4           0.001994              40          1.955232
       5           0.002835              41          2.314046
       6           0.003872              42          2.719884
       7           0.005116              43          3.172405
       8           0.006578              44          3.675988
       9           0.008296              45          4.242808
      10           0.010298              46          4.890207
      11           0.012685              47          5.635466
      12           0.015473              48          6.495008
      13           0.018744              49          7.469626
      14           0.022562              50          8.549281
      15           0.027064              51          9.718583
      16           0.032426              52         10.964973
      17           0.038836              53         12.276905
      18           0.046590              54         13.647689
      19           0.055933              55         15.084223
      20           0.066905              56         16.596351
      21           0.079894              57         18.212082
      22           0.094910              58         19.985780
      23           0.111967              59         22.047309
      24           0.131617              60         24.688037
      25           0.154795              61         28.479741
      26           0.182363              62         34.519587
      27           0.215610              63         44.773062
      28           0.256523              64         61.987164
      29           0.306827              65         83.333333
      30           0.367045
      31           0.437833
      32           0.519450
      33           0.612301
      34           0.718142
      35           0.841382
      36           0.987923
-------------------------------     -----------------------------


                                     Page 22
                                        Supplement C - Cost of Insurance Charges

SUPPLEMENT D--TABLE OF SURRENDER CHARGE AMOUNTS

This table shows the guaranteed maximum surrender charges for a Policy with a Specified Amount of $250,000 and an initial annual Target Premium of $885, issued to two 35-year old Insureds, one male, one female, both of whom are in a preferred non-tobacco user risk class. For a Specified Amount greater than $250,000, the Surrender Charge amounts for these Insureds would be higher than those shown below. For Insureds in any other risk class, the Surrender Charge amounts for a Policy with a Specified Amount of $250,000 would be higher than those shown below.

    Policy Month             Amount           Policy Month             Amount
-------------------------------------      -------------------------------------

        1-60              $1,263.75                100                $702.06
         61               $1,249.68                101                $688.07
         62               $1,235.69                102                $674.00
         63               $1,221.63                103                $659.93
         64               $1,207.56                104                $645.94
         65               $1,193.57                105                $631.88
         66               $1,179.50                106                $617.81
         67               $1,165.43                107                $603.82
         68               $1,151.44                108                $589.75
         69               $1,137.38                109                $575.68
         70               $1,123.31                110                $561.69
         71               $1,109.32                111                $547.63
         72               $1,095.25                112                $533.56
         73               $1,081.18                113                $519.57
         74               $1,067.19                114                $505.50
         75               $1,053.13                115                $491.43
         76               $1,039.06                116                $477.44
         77               $1,025.07                117                $463.38
         78               $1,011.00                118                $449.31
         79                 $996.93                119                $435.32
         80                 $982.94                120                $421.25
         81                 $968.88                121                $403.73
         82                 $954.81                122                $386.12
         83                 $940.82                123                $368.59
         84                 $926.75                124                $351.07
         85                 $912.68                125                $333.46
         86                 $898.69                126                $315.94
         87                 $884.63                127                $298.41
         88                 $870.56                128                $280.81
         89                 $856.57                129                $263.28
         90                 $842.50                130                $245.76
         91                 $828.43                131                $228.15
         92                 $814.44                132                $210.63
         93                 $800.38                133                $193.10
         94                 $786.31                134                $175.49
         95                 $772.32                135                $157.97
         96                 $758.25                136                $140.44
         97                 $744.18                137                $122.84
         98                 $730.19                138                $105.31
         99                 $716.13                139                 $87.79
                                                   140                 $70.18
                                                   141                 $52.66
                                                   142                 $35.13
                                                   143                 $17.52
                                                   144                  $0.00
                                               145 or more              $0.00

A policy month begins on a Monthly Anniversary Day and ends on the day before the Monthly Anniversary Day in the next calendar month. Policy month 1 begins on the Policy Date.


                                     Page 23
                                                Supplement D - Surrender Charges

SUPPLEMENT E--GLOSSARY

ACCOUNT VALUE                   The sum of the values of your interest in
                                each Sub-Account, the value of your interest in the Fixed Account and the value of your Loan
                                Account.

ACCUMULATION UNIT               A unit of measure used to calculate a Policy
                                Owner's share of a Sub-Account.

ACCUMULATION UNIT VALUE         The dollar value of an Accumulation Unit in a
                                Sub-Account.

BENEFICIARY                     The person or persons you have named to receive
                                the Death Proceeds when the Insured dies.

CASH SURRENDER VALUE            The Account Value minus any Surrender Charge.

COLUMBUS LIFE, WE, US AND OUR   Columbus Life Insurance Company.

DEATH BENEFIT                   The amount we will pay to the Beneficiary under
                                the base Policy when we receive proof that both
                                Insureds died while this Policy was in force.

DEATH PROCEEDS                  The Death Benefit plus any insurance on the life
                                of the second Insured to die provided by riders, excluding any rider that includes its own beneficiary designation.

FIXED ACCOUNT                   An investment option that credits a fixed rate
                                of interest.

FUND A Fund is a series of a registered management investment company. Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

INDEBTEDNESS                    The sum of your outstanding Policy loans plus
                                accrued and unpaid interest on the loans.

INSURED Either of the persons on whose life we provide insurance coverage under your Policy.

LOAN ACCOUNT                    The portion of your Account Value that is
                                collateral for your loans.

MINIMUM ISSUE LIMIT             The minimum amount of insurance you must
                                purchase under the base Policy. No change to the Policy can be made that would reduce your Specified Amount below $250,000.

MONTHLY ANNIVERSARY DAY         The day each month on which we deduct the
                                Monthly Policy Charges. This is the same date each month as the Policy Date, so long as that date falls on a Valuation Date. If that date does not fall on a Valuation Date, the next
                                Valuation Date will be the Monthly Anniversary
                                Day for that month, but the date of the regular
                                Monthly Anniversary Day will not change. The initial Monthly Anniversary Day is the Policy
                                Date. Any charges deducted or values or amounts determined on or as of a Monthly Anniversary Day will be processed at the end of the Valuation
                                Period in which the Monthly Anniversary Day occurs.

MONTHLY POLICY CHARGES          The per policy charge, the per $1,000 charge,
                                the cost of insurance charge, rider cost of insurance charges, and the mortality and expense risk charge.


                                     Page 24
                                                         Supplement E - Glossary

NET AMOUNT AT RISK              The amount of the Death Benefit for which we are
                                at risk. The Net Amount at Risk on any Monthly
                                Anniversary Day is equal to:

                                    (1) The Death Benefit plus Indebtedness,
                                        divided by 1.0024663; minus

                                    (2) The Account Value after deduction of
                                        Monthly Policy Charges, other than the
                                        Cost of Insurance Charge, on that
                                        Monthly Anniversary Day.

NET CASH SURRENDER VALUE        Your Account Value minus any Surrender Charge
                                and any Indebtedness.

NET PREMIUMS                    The amount of premium payment you paid less the
                                premium expense charge and the state tax charge.

OWNER The person or persons who have all rights under your Policy. If there are joint Owners, both must consent in writing to the exercise of any right under the Policy.

POLICY The Survivorship Variable Universal Life Insurance Policy issued by Columbus Life, including the application and any amendments, any supplemental application, riders or endorsements.

POLICY ANNIVERSARY              The same date each year as the Policy Date.

POLICY DATE                     The date from which the Policy months, years and
                                anniversaries are measured. This is also the date we issue the Policy.

POLICY YEAR                     A year that starts on your Policy Date or your
                                Policy Anniversary.

PREMIUM CHARGES                 The premium expense charge and the state tax
                                charge.

SEPARATE ACCOUNT 1              Columbus Life Insurance Company Separate
                                Account 1.

SPECIFIED AMOUNT                The amount of insurance coverage provided by
                                your Policy.

SUB-ACCOUNT                     A division of Separate Account 1. Each
                                Sub-Account invests in a different Fund.

SURRENDER CHARGE                An amount that may be deducted from your Account
                                Value if your Policy is surrendered or
                                terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the Policy in force.

TARGET PREMIUM                  A level of premium for a Policy Year that we use
                                to determine the premium expense charge rates applicable to each premium payment, and to determine the Surrender Charge amounts.

VALUATION DATE                  Any day on which the New York Stock Exchange is
                                open for trading.

VALUATION PERIOD                A period beginning with the close of business on
                                the New York Stock Exchange on one Valuation
                                Date and ending at the close of business on the New York Stock Exchange on the next Valuation
                                Date.

VARIABLE ACCOUNT                The portion of your Account Value that is
                                invested in the Sub-Accounts.


                                     Page 25
                                                         Supplement E - Glossary

                                     PART II

THE INVESTMENT OPTIONS

Fixed Account

Amounts invested in the Fixed Account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts invested in the Fixed Account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to general liabilities of Columbus Life.

The Sub-Accounts and the Funds

Each Sub-Account is invested in shares of an underlying Fund. The investment objective of each Fund and the investment advisor for each Fund are listed below. The Fund advisors and sub-advisors do not guarantee that the Funds will meet their investment objectives. MORE COMPLETE INFORMATION ABOUT EACH FUND, INCLUDING INFORMATION ABOUT ITS RISKS, PERFORMANCE AND OTHER INVESTMENT STRATEGIES, IS INCLUDED IN THE PROSPECTUS OF THE FUND. PLEASE READ EACH PROSPECTUS CAREFULLY BEFORE YOU PURCHASE A POLICY OR MAKE OTHER DECISIONS ABOUT YOUR INVESTMENT OPTIONS.

Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust and The Legends Fund, Inc. are also affiliates of Columbus Life.

     DEUTSCHE
      ASSET
    MANAGEMENT
    VIT FUNDS
     Advisor:
  Deutsche Asset
 Management, Inc.

                    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
                    The Fund seeks to replicate, as closely as possible, before deduction of expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

                    DEUTSCHE VIT EQUITY 500 INDEX FUND
                    The Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks in large U.S. companies.

                    DEUTSCHE VIT SMALL CAP INDEX FUND
                    The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

   JANUS ASPEN
      SERIES
     Advisor:
  Janus Capital
   Corporation
                    JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO - SERVICE SHARES The Fund seeks long-term growth of capital.

                    JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO - SERVICE SHARES The Fund seeks long-term growth of capital.

                    JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES The Funds seeks long-term growth of capital in a manner consistent with the preservation of capital.

   THE LEGENDS
    FUND, INC.
     Advisor:
    Touchstone
  Advisors, Inc.
                    LEGENDS HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO
                    Sub-Advisor:  Harris Bretall Sullivan & Smith LLC
                    The Portfolio seeks long-term capital growth.

                    LEGENDS THIRD AVENUE VALUE PORTFOLIO
                    Sub-Advisor: EQSF Advisers, Inc.
                    The Portfolio seeks long-term capital appreciation.

                    LEGENDS GABELLI LARGE CAP VALUE PORTFOLIO
                    Sub-Advisor:  Gabelli Asset Management Company
                    The Portfolio seeks long-term capital appreciation.

                    LEGENDS BARON SMALL CAP PORTFOLIO
                    Sub-Advisor:  BAMCO, Inc.
                    The Portfolio seeks long-term capital appreciation.

    FIDELITY(R)
     VARIABLE
    INSURANCE
  PRODUCTS FUNDS
     Advisor:
     Fidelity
   Management &
     Research
     Company
                    FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks reasonable income and will consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500.

                    FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks long-term capital appreciation.

                    FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks a high total return through a combination of current income and capital appreciation.

                    FIDELITY(R) VIP GROWTH PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks to achieve capital appreciation.

                    FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

                    FIDELITY(R) VIP BALANCED PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks both income and growth of capital.

                    FIDELITY(R) VIP MID CAP PORTFOLIO - SERVICE CLASS 2 The Portfolio seeks long-term growth of capital.

                    FIDELITY(R) VIP MONEY MARKET PORTFOLIO - INITIAL CLASS The Portfolio seeks a high level of current income as is consistent with preservation of capital and liquidity.

   OPPENHEIMER
      FUNDS
     Advisor:
  OppenheimerFunds,
       Inc
                    OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE CLASS (A Series of Panorama Series Fund, Inc.)
                    The Fund seeks long-term growth of capital.

                    OPPENHEIMER AGGRESSIVE GROWTH FUND/VA - SERVICE CLASS
                    (A Series of Oppenheimer Variable Account Funds) The Fund seeks capital appreciation by investing in "growth-type companies."

                    OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE CLASS
                    (A Series of Oppenheimer Variable Account Funds) The Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call options on debt securities.

  MFS(R) VARIABLE
    INSURANCE
     TRUSTSM
     Advisor:
  Massachusetts
    Financial
     Services
     Company
                    MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS The Series seeks capital appreciation.

                    MFS(R) EMERGING GROWTH SERIES - SERVICE CLASS
                    The Series seeks to provide long-term growth of capital.

                    MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
                    The Series' investment objective is long-term growth of capital.

                    MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                    The Series' investment objective is capital appreciation.

    TOUCHSTONE
     VARIABLE
   SERIES TRUST
     Advisor:
    Touchstone
  Advisors, Inc
                    TOUCHSTONE EMERGING GROWTH FUND
                    Sub-Advisors: TCW Investment Management Company; Westfield Capital Management Company, Inc. The Fund seeks to increase the value of its shares as a primary goal and to earn income as a secondary goal.

                    TOUCHSTONE SMALL CAP VALUE FUND
                    Sub-Advisor:  Todd Investment Advisors, Inc.
                    The Fund seeks long-term growth of capital.

                    TOUCHSTONE GROWTH/VALUE FUND
                    Sub-Advisor: Mastrapasqua & Associates, Inc.
                    The Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

                    TOUCHSTONE EQUITY FUND
                    Sub-Advisor: Fort Washington Investment Advisors, Inc. The Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks.

                    TOUCHSTONE ENHANCED 30 FUND
                    Sub-Advisor: Todd Investment Advisors, Inc.
                    The Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average
                    (DJIA).

                    TOUCHSTONE VALUE PLUS FUND
                    Sub-Advisor: Fort Washington Investment Advisors, Inc.
                    The Fund seeks to increase the value of its shares over the long-term.

                    TOUCHSTONE HIGH YIELD FUND
                    Sub-Advisor: Fort Washington Investment Advisors, Inc.
                    The Fund seeks to achieve a high level of current income as its main goal with capital appreciation as a secondary goal.

                    TOUCHSTONE BOND FUND
                    Sub-Advisor: Fort Washington Investment Advisors, Inc.
                    The Fund seeks to provide a high level of current income a is consistent with the preservation of capital.

                    TOUCHSTONE STANDBY INCOME FUND
                    Sub-Advisor: Fort Washington Investment Advisors, Inc.
                    The Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of investments by separate accounts. The Fund does not try to keep a constant $1.00 per share net asset value.

Service Providers

The key service providers to each family of Funds in which the Sub-Accounts invest are indicated below:

-----------------------------------------------------------------------------------------------------------------
                                DEUTSCHE ASSET MANAGEMENT VIT FUNDS (DEUTSCHE)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Deutsche Asset Management, Inc.          Bankers Trust Company                  Provident Distributors, Inc.
130 Liberty Street                       130 Liberty Street                     Four Falls Corporate Center
New York, NY 10006                       New York, NY 10006                     West Conshohocken, PA 19428

                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS (FIDELITY)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Fidelity Management & Research Company   The Bank of New York                   Fidelity Distributors Corporation
82 Devonshire Street                     110 Washington Street                  82 Devonshire Street
Boston, MA 02109                         New York, NY 10006                     Boston, MA 02109

                                         The Chase Manhattan Bank
                                         1 Chase Manhattan Plaza
                                         New York, NY 10006

                                         Brown Brothers Harriman & Co.
                                         40 Water Street
                                         Boston, MA 02109

                                          JANUS ASPEN SERIES (JANUS)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Janus Capital Corporation                State Street Bank and Trust Company    Janus Distributors, Inc.
100 Fillmore Street                      P.O. Box 0351                          100 Fillmore Street
Denver, CO 80206-4928                    Boston, MA 02117                       Denver, CO 80206-4928

                                        THE LEGENDS FUND, INC. (LEGENDS)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                State Street KC                        Touchstone Securities, Inc.
221 East Fourth Street, Suite 300        801 Pennsylvania                       221 East Fourth Street, Suite 300
Cincinnati, OH 45202                     Kansas City, MO 64105                  Cincinnati, OH 45202

                                        MFS(R) VARIABLE INSURANCE TRUSTSM (MFS)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Massachusetts Financial Services         State Street Bank and Trust Company     MFS Fund Distributors, Inc.
Company                                  225 Franklin Street                     500 Boyleston Street
500 Boyleston Street                     Boston, MA 02110                        Boston, MA 02116
Boston, MA 02116

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS &
                                OPPENHEIMER'S PANORAMA SERIES FUND, INC. (OPPENHEIMER)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
OppenheimerFunds, Inc.                   The Bank of New York                   OppenheimerFunds Distributor, Inc.
Two World Trade Center                   90 Washington Street                   P.O. Box 5270
New York, NY 10048-0203                  New York, NY 10006                     Denver, CO 80217

                                   TOUCHSTONE VARIABLE INSURANCE TRUST (TOUCHSTONE)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                Investors Bank & Trust Company         Touchstone Securities, Inc.
221 East Fourth Street, Suite 300        200 Clarendon Street                   221 East Fourth Street, Suite 300
Cincinnati, OH 45202                     Boston, MA 02116                       Cincinnati, OH 45202
-----------------------------------------------------------------------------------------------------------------

Special Considerations Regarding the Sub-Accounts

The above Deutsche, Fidelity, Janus, MFS and Oppenheimer Funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone and Legends offer shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a Fund. If it becomes necessary for a separate account to replace its shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each Fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, withdrawal or loan request.

A Fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of investment policies, Fund expenses and the size of the Fund. In addition, the investment return of your Policy will be less than the investment return of Funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the Funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the Funds.

Addition, Deletion or Combination of Sub-Accounts

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment strategies or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy Owners.

VALUATION OF YOUR INVESTMENT

Fixed Account

At any time, the value of your interest in the Fixed Account is equal to:

     (1)  the sum of all Net Premiums allocated to the Fixed Account; plus

     (2) all amounts transferred from the Variable Account or the Loan Account to the Fixed Account; plus

     (3)  interest credited to the Fixed Account; minus

     (4) all amounts transferred from the Fixed Account to the Variable Account or the Loan Account; minus

     (5) all amounts withdrawn from the Fixed Account for charges, deductions or withdrawals.

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated at the end of each Valuation Period. The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying Fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b), where:

         (a) equals:       (1) the net asset value per share of the underlying
                           Fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the underlying Fund determined at the end of the immediately preceding Valuation Period.

Loan Account

At any time, the value of your Loan Account is equal to:

         (1)  the sum of all collateral allocated to the Loan Account; plus

         (2)  interest credited to the Loan Account; minus

         (3) all amounts transferred from the Loan Account to the Sub-Accounts or the Fixed Account.

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the department of insurance of the various states in which it is licensed to transact business.

Investments allocated to the Fixed Account are held in Columbus Life's general account along with Columbus Life's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and Columbus Life's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the Securities and Exchange Commission has not reviewed the information in this prospectus about the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain general provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Because of state insurance law requirements, Columbus Life maintains reserves to cover its obligations under the Policies. The assets of Separate Account 1 attributable to the Policies make up a part of these reserves. Although these reserves support the Policies, Policy Owners have no ownership interest in these reserves and any excess reserves will be for the benefit of Columbus Life and not the Policy Owners. The general account of Columbus Life is available to satisfy Columbus Life's obligations under the Policies.

Directors of Columbus Life

Columbus Life is managed by its Board of Directors, 4 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as directors of Columbus Life:

     Name                            Principal Occupation (Past 5 years)

     William  J. Williams            Chairman of the Board of Columbus Life
                                     since 1989; Chairman of the Board of WSLIC and Western-Southern Life Assurance Company
                                     (WSLAC) since 1989; Chief Executive Officer of WSLIC and WSLAC 1989-1994.

     John F. Barrett                 Vice-Chairman of the Board of Columbus Life
                                     since 1987; Chief Executive Officer of
                                     WSLIC and WSLAC since 1994; President of
                                     WSLIC and WSLAC since 1989; Chief Operating
                                     Officer of WSLIC and WSLAC 1989-1994.

     Lawrence L. Grypp               President and Chief Executive Officer of
                                     Columbus Life since 1999; President and
                                     Chief Executive Officer of Summit Financial
                                     Resources, Inc. 1998-1999; Executive Vice
                                     President of Massachusetts Mutual Life
                                     Insurance Company 1976-1996.

     James N. Clark                  Executive Vice President and Secretary of
                                     WSLIC and WSLAC since 1997; Executive Vice
                                     President, Secretary and Treasurer of WSLIC and WSLAC 1996-1997; Executive Vice
                                     President and Treasurer of WSLIC and WSLAC
                                     1994-1996.

     Paul H. Amato                   Retired President and Chief Executive
                                     Officer of Columbus Life. 6216 Whileaway
                                     Drive, Loveland, Ohio 45140.

     Ralph E. Waldo                  Retired President and Chief Executive
                                     Officer of Columbus Life. 3974 Patricia
                                     Drive, Columbus, Ohio 43220.

Officers of Columbus Life (other than directors)

The senior officers of Columbus Life, other than the directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                            Principal Occupation (Past 5 years)

Clint D. Gibler                 Senior Vice President and Chief Information
                                Officer of Columbus Life, WSLIC and WSLAC since
                                2000; Vice President of Technology of Columbus
                                Life, WSLIC and WSLAC 1996-2000.

Nora E. Moushey                 Senior Vice President and Chief Actuary of
                                Columbus Life, WSLIC and WSLAC since 1999;
                                Senior Vice President of Products and Financial
                                Management of Columbus Life 1993-1998.

James M. Teeters                Senior Vice President of Insurance Operations of
                                Columbus Life, WSLIC and WSLAC since 1999;
                                Senior Vice President of Administration of
                                Columbus Life 1991-1999; Senior Vice President of Administration of WSLIC and WSLAC 1998-1999.

Robert L. Walker                Senior Vice President and Chief Financial
                                Officer of Columbus Life, WSLIC and WSLAC since
                                1998; Chief Financial Officer of National Data
                                Corporation 1997-1998; Senior Vice President and
                                Chief Financial Officer of Providian Corporation
                                1993-1997.

Mark A. Wilkerson               Senior Vice President and Chief Marketing
                                Officer of Columbus Life since 1990.

William F. Ledwin               Vice President of Chief Investment Officer of
                                Columbus Life since 1987; Senior Vice President and Chief Investment Officer of WSLIC and WSLAC since 1989; President of Fort Washington
                                Investment Advisors, Inc. since 1990.

Thomas D. Holdridge             Vice President of Underwriting of Columbus Life
                                since 1980.

Donald J. Wuebbling             Vice President and Secretary of Columbus Life
                                since 1987; Senior Vice President and General
                                Counsel of WSLIC and WSLAC since 1999; Vice
                                President and General Counsel of WSLIC and WSLAC
                                1988-1999.

Edward S. Heenan                Senior Vice President and Comptroller of
                                Columbus Life, WSLIC and WSLAC since 1987.

James J. Vance                  Vice President and Treasurer of Columbus Life,
                                WSLIC and WSLAC since 1999; Treasurer of
                                Columbus Life, WSLIC and WSLAC 1997-1999;
                                Assistant Treasurer of WSLIC and WSLAC
                                1995-1997.

Charles W. Wood, Jr.            Vice President of Sales and Marketing of
                                Columbus Life since 1999; Vice President of
                                Marketing Support of Columbus Life 1998-1999;
                                Regional Vice President of Sales of Ameritas
                                Life Insurance Company 1996-1998.

Mario J. San Marco              Vice President of Columbus Life since 1992; Vice
                                President of WSLIC and WSLAC since 1988.

Donna N. Schenk                 Vice President of Columbus Life since 2000;
                                Assistant Vice President, Agency Administration of Columbus Life 1996 - 2000.

The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.

Separate Account 1 holds the investments allocated to the Sub-Accounts by the Owners of the Policies. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each Sub-Account in an underlying Fund.

Each Sub-Account buys shares of a Fund at net asset value without a sales charge. Dividends and capital gains distributions from a Fund are reinvested at net asset value without a sales charge and held by the Sub-Account as an asset. Each Sub-Account redeems Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.

We own Separate Account 1's assets but we separate Separate Account 1's assets from our general account assets and the assets of our other separate accounts. Liabilities from other businesses we conduct will not be charged to Separate Account 1's assets. We hold Separate Account 1's assets exclusively for the benefit of Owners and beneficiaries of the Policies and any other variable life insurance policies supported by Separate Account 1. We are obligated to pay all benefits provided under the Policies.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of the Sub-Account without regard to the income, capital gains and capital losses of any other Sub-Account or Columbus Life.

Performance Information

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Policy Owners or prospective owners.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the Funds and the Sub-Accounts or present performance information as a change in a hypothetical Policy Owner's Account Value or Death Benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a Sub-Account or the Fund in which it invests. Performance information may not reflect the deduction of all charges applicable to a particular Policy. For example, performance information may not reflect the deduction of the cost of insurance charge because of the individual nature of this charge. If all charges applicable to a particular Policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical Policy. The illustration will be based on the hypothetical investment return that you request. The Net Cash Surrender Value provided in the illustration will assume all Fund charges and expenses, all Separate Account 1 charges and all Policy charges are deducted. The Account Value provided in the illustration will assume all charges except the Surrender Charge are deducted. Your Policy's actual investment performance may not be the same as the performance of the hypothetical Policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or nationally recognized financial publications.

Voting Rights

Because each Sub-Account invests in a corresponding Fund, Columbus Life is entitled to vote at any meeting of the Fund's shareholders. Columbus Life, on behalf of Separate Account 1, votes the shares of a Fund that are held by a

Sub-Account according to the instructions of Policy Owners who have an interest in that Sub-Account on the record date.

If you are entitled to vote, we will ask you for voting instructions at least 14 days before the shareholder meeting. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of the Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from Policy Owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may not ask the Policy Owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of the Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Policy Owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the Policies. TSI is a wholly-owned subsidiary of WSLAC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The Policy will be sold by registered representatives of TSI who are also licensed as insurance agents and appointed with Columbus Life. The Policy may be offered through other broker-dealers who have entered into agreements with TSI.

Registered representatives may be paid commission of up to 110% of the first year Target Premiums and up to 3% of all premiums in excess of first year Target Premium. Each year thereafter, Columbus Life may pay a commission of 4.5% or less on all premiums paid on a Policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the Account Value, less any Indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity may be eligible for additional compensation.

TAX MATTERS

The following is a summary discussion of certain federal tax matters that apply to your Policy. The following discussion does not purport to be complete or to cover all situations. The discussion is general in nature, and it should not be considered tax advice. You should consult counsel and other competent advisors for more complete information.

The individual situation of each Policy Owner or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate tax, state inheritance tax and other taxes. Other than the very general overview of the effect of federal estate taxes on the Policy that is contained in the following discussion, the effect of federal estate tax, state inheritance tax and other taxes is generally not discussed herein.

The following discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. Except as is otherwise expressly noted below, this discussion assumes that you are the Policy Owner and that you are a natural person who is a U.S. citizen and resident. The tax effects on an Owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

General

Your Policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the Policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the Policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the last surviving Insured's death. However, if the Policy is transferred for valuable consideration, then a portion of the death benefit payable under the Policy may be includable in the beneficiary's gross income.

Your Policy will generally be considered under the Code to be a "modified endowment contract" if the Policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test" compares the actual premium paid in the first 7 Policy Years against a pre-determined premium amount as set forth in Code Section 7702A. In addition, if your Policy is issued in exchange for a modified endowment contract, it will be considered a modified endowment contract. Further, if there is a material change to your Policy, like a change in the Policy's death benefit, your Policy may be subjected to a new 7-pay test over a new 7-year period to determine whether the change has caused the Policy to become a modified endowment contract.

If your Policy is a modified endowment contract, pre-death distributions will receive different tax treatment than distributions from a Policy that is not a modified endowment contract.

Pre-Death Distributions

In general, distributions from a life insurance policy that is not considered a modified endowment contract, during an Insured's lifetime, are treated as nontaxable return of premium, to the extent of premiums previously paid. Aggregate amounts distributed in excess of aggregate premiums paid are generally taxed as ordinary income.

With regard to a loan from a life insurance policy that is not considered a modified endowment contract, proceeds from such a loan will generally not be treated as a taxable distribution. However, in the event a loan is outstanding at the time the Policy is surrendered or lapses, the amount of the outstanding loan balance is treated as a distribution to you, as Policy Owner, and all or part of such distribution may be treated as ordinary income.

If your Policy is a modified endowment contract, the Internal Revenue Code provides special rules for the income taxation of pre-death distributions, including surrenders, loans, collateral assignments and other amounts distributed. Under the Internal Revenue Code, any distribution from the Policy during an Insured's lifetime will generally be taxable to the extent the cash value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. In addition, a 10% penalty tax will apply to the taxable portion of such distributions unless you are over the age of 59 1/2, disabled (as defined under the Code), or the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary under the Policy.

If your Policy is not a modified endowment contract, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the Policy's contract value that can accumulate relative to the death benefit. Where cash distributions are made during the first 15 Policy Years of your Policy which causes a reduction in death benefits, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). You, as Policy Owner, should carefully consider the consequences of initiating any changes in the terms of the Policy.

The policy split option permits a policy to be split into two single life policies upon the occurrence of certain events. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal

Revenue Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes, and if so, whether they would be classified as modified endowment contracts. Before the policy Owner exercises rights provided by the policy split option, it is important to consult a qualified tax advisor regarding the possible consequences of a split.

Amounts received under an accelerated death benefit rider may be excludable from gross income under Section 101(g) in some circumstances, but such amounts are not always excludable. In addition, we reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of your policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

Diversification

As has been noted before, your Policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your Policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the Policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as Policy Owner or the issuer pays an amount to the IRS. Separate Account 1, through the Funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the Owner of your Policy to direct your investments under the Policy to particular Sub-Accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the Policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Estate and Generation Skipping Taxes

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, under the law in effect on the date of this prospectus, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent your estate is to be distributed to your surviving spouse.

If you are the last surviving Insured under the Policy, generally the death benefit under the Policy will be includible in your estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of your estate; (2) you held any "incident of ownership" in the policy at death or at any time within three years of death. In addition, if you are not an Insured under the Policy, and you die before the second Insured, the value of your Policy, as determined under U.S. Secretary of Treasury regulations, is includible in your estate for federal estate tax purposes.

If you as Policy Owner transfer ownership of the Policy to another person, such transfer may be subject to federal gift tax. In addition, if you as Policy Owner transfer ownership to a person two or more generations younger than you, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

Under the law in effect as of the date of this Prospectus, the generation-skipping transfer tax rate is equal to the maximum estate tax rate (currently 55%) and there is a provision for a lifetime exemption amount of $1,060,000 for 2001. Due the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you, as Policy Owner, should consult with counsel and other competent advisors regarding such taxes.

Corporate and Qualified Retirement Plan Ownership

There are special tax issues for corporate and qualified retirement plan Owners:

o If the Policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the Policy.

o Using your Policy to fund deferred compensation arrangements for employees has special tax consequences.

o Corporate ownership of the Policy may affect your liability under the alternative minimum tax.

You should consult with counsel and other competent advisors regarding these matters.

Withholding

Payments received by you from your Policy (other than the payment of a tax-free death benefit under the Policy) are generally subject to federal income tax withholding, except that you are generally permitted to elect not to have federal income taxes withheld from such payments if you notify us in a timely manner that you are making this election (and meet certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the Sub Accounts for those taxes. Any charge will reduce your Policy's Account Value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your Policy.

In addition, certain funds in which the Sub-Accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

LEGAL MATTERS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the Policies.

The validity of the interests under the Contracts offered hereby has been passed upon by Counsel of Columbus Life.

EXPERTS

The financial statements of Columbus Life Insurance Company Separate Account 1 and Columbus Life Insurance Company at December 31, 2000 and 1999, and for the periods then ended, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditor, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

We have also included in this prospectus the unaudited financial statements of Separate Account 1 for the period ended December 31, 2001. The management at Columbus Life prepared the unaudited financial statements in accordance with generally accepted accounting principles.

We have also included in this prospectus the unaudited financial statements of Columbus Life Insurance Company for the period ended September 30, 2001. The management at Columbus Life prepared the unaudited financial statements in accordance with accounting principles prescribed by the State of Ohio.

Actuarial matters in the prospectus have been examined by Mr. David M. Burridge, FSA, MAAA, as stated in his opinion filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

This prospectus contains financial statements for Separate Account 1 and financial statements of Columbus Life. The financial statements of Columbus Life included in this prospectus are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the Policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

               FINANCIAL STATEMENTS AND SUPPLEMENTARY INFORMATION

                         Columbus Life Insurance Company
                               Separate Account 1

                         Period ended December 31, 2000
                       with Report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

               FINANCIAL STATEMENTS AND SUPPLEMENTARY INFORMATION

                         Period ended December 31, 2000




                                    CONTENTS

Report of Independent Auditors.................................................1

AUDITED FINANCIAL STATEMENTS

Statement of Net Assets........................................................2
Statement of Operations and Changes in Net Assets for the Period ended
December 31, 2000..............................................................3
Statement of Operations and Changes in Net Assets for the Period ended
December 31, 1999..............................................................5
Notes to Financial Statements..................................................7

Supplementary Information
Selected Per Unit Data and Ratios for the Period ended December 31, 2000......11
Selected Per Unit Data and Ratios for the Period ended December 31, 1999......13

                         REPORT OF INDEPENDENT AUDITORS

Contractholders of Columbus Life Insurance Company Separate Account 1 and
Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of net assets of Columbus Life Insurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series, MFS VIT Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund) as of December 31, 2000, and the related statements of operations and changes in net assets and selected per unit data and ratios for the periods indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2000, and the results of their operations and changes in their net assets and the per unit data and ratios for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP

Cincinnati, Ohio
April 3, 2001

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                             STATEMENT OF NET ASSETS

                                DECEMBER 31, 2000
ASSETS
Investments at current market value:
     AIM Variable Insurance Funds, Inc. (unaffiliated issuer)
         AIM V.I. Growth Fund (7,147 shares, cost $230,544)                                          $177,389
         AIM V.I. Government Securities Fund (742 shares, cost $8,069)                                  8,283
     The Alger American Fund (unaffiliated issuer)
         Alger American Small Capitalization Portfolio (2,457 shares, cost $74,715)                    57,706
         Alger American Growth Portfolio (3,892 shares, cost $226,102)                                183,998
     Bankers Trust Company (unaffiliated issuer)
         Deutsche VIT Equity 500 Index Fund (967 shares, cost $14,132)                                 13,309
     MFS Variable Insurance Trust (unaffiliated issuer)
         MFS VIT Emerging Growth Series (4,751 shares, cost $165,318)                                 137,005
         MFS VIT Growth with Income Series (4,024 shares, cost $85,767)                                84,535
     PIMCO Variable Insurance Trust (unaffiliated issuer)
         PIMCO Long-Term U.S Government Bond Portfolio (2,378 shares, cost $23,418)                    25,111
     Touchstone Variable Series Trust (affiliated issuer)
         Touchstone Small Cap Value Fund (1,344 shares, cost $12,178)                                   7,701
         Touchstone Emerging Growth Fund (2,228 shares, cost $50,021)                                  45,050
         Touchstone International Equity Fund (5,462 shares, cost $78,838)                             58,721
         Touchstone Income Opportunity Fund (15 shares, cost $125)                                        102
         Touchstone High Yield Bond Fund (994 shares, cost $8,472)                                      7,683
         Touchstone Value Plus Fund (1,239 shares, cost $13,703)                                       13,142
         Touchstone Growth & Income Fund (891 shares, cost $9,682)                                     10,030
         Touchstone Enhanced 30 Fund (5,927 shares, cost $59,569)                                      60,336
         Touchstone Balanced Fund (199 shares, cost $2,913)                                             2,841
         Touchstone Bond Fund (12 shares cost $116)                                                       118
         Touchstone Standby Income Fund (6,513 shares, cost $64,482)                                   64,478
                                                                                                     --------

     Total invested assets                                                                            957,538

LIABILITIES
Accounts payable                                                                                           53
                                                                                                     --------

     Total liabilities                                                                                     53
                                                                                                     --------

     Total net assets                                                                                $957,485
                                                                                                     ========

ANALYSIS OF NET ASSETS
Variable universal life contracts                                                                    $955,422
Retained in the variable account by Columbus Life Insurance Company                                     2,063
                                                                                                     --------

     Total net assets                                                                                $957,485
                                                                                                     ========

See accompanying notes


                                       2

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                         PERIOD ENDED DECEMBER 31, 2000
                                                                               ALGER
                                                             AIM V.I.       AMERICAN        ALGER  DEUTSCHE VIT      MFS VIT
                                                AIM V.I.   GOVERNMENT          SMALL     AMERICAN    EQUITY 500     EMERGING
                                                 GROWTH    SECURITIES CAPITALIZATION       GROWTH         INDEX       GROWTH
                                     TOTAL  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*  SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------
Income:
   Dividends and capital gains   $  57,496     $  5,725      $    421       $  6,665     $ 11,158    $       8      $  2,988
   Miscellaneous income (loss)        (229)        (180)           (3)          (176)         299           34            73
Expenses:
   Mortality and expense risk,
      and administrative charge      4,616        1,005            53            246          991           25           695
                                 ---------     --------      --------       --------     --------    ---------      --------
   Net investment income            52,651        4,540           365          6,243       10,466           17         2,366
                                 ---------     --------      --------       --------     --------    ---------      --------
Net change in unrealized
   appreciation (depreciation)
   on investments                 (171,669)     (53,338)          217        (17,053)     (42,365)        (823)      (28,753)
Realized gain (loss)
   on investments                   (2,260)         (96)           42         (2,150)        (471)         (61)         (158)
                                 ---------     --------      --------       --------     --------    ---------      --------
Net realized and unrealized
   gain (loss) on investments     (173,929)     (53,434)          259        (19,203)     (42,836)        (884)      (28,911)
                                 ---------     --------      --------       --------     --------    ---------      --------
Net increase (decrease) in
   net assets resulting
   from operations                (121,278)     (48,894)          624        (12,960)     (32,370)        (867)      (26,545)
                                 ---------     --------      --------       --------     --------    ---------      --------
Contract owners activity:
   Contributions received from
      contract owners              915,659      184,713         8,700         67,621      185,265       14,941       133,161
   Net transfers between
      subaccounts and/or
      fixed account                103,397       46,119          (831)         6,674       17,229           --        18,161
   Withdrawals and surrenders       (1,993)        (488)           --           (484)        (484)          --            --
   Cost of insurance and benefits
      provided by riders           (55,306)     (11,731)         (242)        (2,703)     (11,922)        (617)       (8,198)
   Contract maintenance charge     (11,057)      (2,561)          (68)          (758)      (2,332)        (148)       (1,511)
                                 ---------     --------      --------       --------     --------    ---------      --------
Net increase from contract
      activity                     950,700      216,052         7,559         70,350      187,756       14,176       141,613
                                 ---------     --------      --------       --------     --------    ---------      --------
Net increase in net assets         829,422      167,158         8,183         57,390      155,386       13,309       115,068
                                 ---------     --------      --------       --------     --------    ---------      --------
Net assets, at beginning
   of period                       128,063       10,230           100            316       28,612           --        21,936
                                 ---------     --------      --------       --------     --------    ---------      --------
Net assets, at end of period     $ 957,485     $177,388      $  8,283       $ 57,706     $183,998    $  13,309      $137,004
                                 =========     ========      ========       ========     ========    =========      ========

                                               PIMCO LONG-
                                     MFS VIT     TERM U.S.   TOUCHSTONE
                                 GROWTH WITH    GOVERNMENT    SMALL CAP
                                      INCOME          BOND        VALUE
                                 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                 --------------------------------------
Income:
   Dividends and capital gains      $    436      $    863     $  2,940
   Miscellaneous income (loss)           259            (3)        (139)
Expenses:
   Mortality and expense risk,
      and administrative charge          413           135           19
                                    --------      --------     --------
   Net investment income                 282           725        2,782
                                    --------      --------     --------
Net change in unrealized
   appreciation (depreciation)
   on investments                     (1,296)        1,698       (4,495)
Realized gain (loss)
   on investments                         53           240          (25)
                                    --------      --------     --------
Net realized and unrealized
   gain (loss) on investments         (1,243)        1,938       (4,520)
                                    --------      --------     --------
Net increase (decrease) in
   net assets resulting
   from operations                      (961)        2,663       (1,738)
                                    --------      --------     --------
Contract owners activity:
   Contributions received from
      contract owners                 86,670        25,951        4,593
   Net transfers between
      subaccounts and/or
      fixed account                    1,989        (3,079)       5,066
   Withdrawals and surrenders           (537)           --           --
   Cost of insurance and benefits
      provided by riders              (5,055)         (478)        (424)
   Contract maintenance charge          (751)          (52)        (202)
                                    --------      --------     --------
Net increase from contract
      activity                        82,316        22,342        9,033
                                    --------      --------     --------
Net increase in net assets            81,355        25,005        7,295
                                    --------      --------     --------
Net assets, at beginning
   of period                           3,181            99          394
                                    --------      --------     --------
Net assets, at end of period        $ 84,536      $ 25,104     $  7,689
                                    ========      ========     ========

See accompanying notes

Note:  Unless otherwise noted, all sub-accounts are for the year ended
December 31, 2000.


                                       3


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
          STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                         PERIOD ENDED DECEMBER 31, 2000
                                TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE                TOUCHSTONE
                                  EMERGING INTERNATIONAL        INCOME   HIGH YIELD   TOUCHSTONE     GROWTH &   TOUCHSTONE
                                    GROWTH        EQUITY   OPPORTUNITY         BOND   VALUE PLUS       INCOME  ENHANCED 30
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                               --------------------------------------------------------------------------------------------
Income:
   Dividends and capital gains    $  8,436      $ 14,047      $     13     $    739     $  1,031     $    627     $    344
   Miscellaneous income (loss)        (209)          (79)           (1)         (16)           1           (1)         (99)
Expenses:
   Mortality and expense risk,
      and administrative charge        161           231            --           23           51           50          389
                                  --------      --------      --------     --------     --------     --------     --------
   Net investment income (loss)      8,066        13,737            12          700          981          576         (144)
                                  --------      --------      --------     --------     --------     --------     --------
Net change in unrealized
   appreciation (depreciation)
   on investments                   (4,981)      (20,138)          (14)        (780)        (565)         347          740
Realized gain (loss)
   on investments                      515          (271)           --           24           36          101           24
                                  --------      --------      --------     --------     --------     --------     --------
Net realized and unrealized gain
   (loss) on investments            (4,466)      (20,409)          (14)        (756)        (529)         448          764
Net increase (decrease) in net
   assets resulting from
   operations                        3,600        (6,672)           (2)         (56)         452        1,024          620
                                  --------      --------      --------     --------     --------     --------     --------
Contract owners activity:
   Contributions received from
      contract owners               30,947        53,570            --        2,816        8,036        8,815       18,909
   Net transfers between
       subaccounts and/or
       fixed account                11,873        14,507            --        5,000        4,917          322       43,433
   Cost of insurance and benefits
      provided by riders            (1,216)       (2,548)           --         (164)        (296)        (487)      (3,407)
   Contract maintenance charge        (295)         (765)           --          (13)         (80)        (209)        (516)
                                  --------      --------      --------     --------     --------     --------     --------
Net increase from contract
   activity                         41,309        64,764            --        7,639       12,577        8,441       58,419
                                  --------      --------      --------     --------     --------     --------     --------
Net increase (decrease) in
   net assets                       44,909        58,092            (2)       7,583       13,029        9,465       59,039
                                  --------      --------      --------     --------     --------     --------     --------
Net assets, at beginning
   of period                           129           622           103           97          109          561        1,297
                                  --------      --------      --------     --------     --------     --------     --------
Net assets, at end of period      $ 45,038      $ 58,714      $    101     $  7,680     $ 13,138     $ 10,026     $ 60,336
                                  ========      ========      ========     ========     ========     ========     ========


                                                           TOUCHSTONE
                                TOUCHSTONE    TOUCHSTONE      STANDBY
                                  BALANCED          BOND       INCOME
                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                               --------------------------------------
Income:
   Dividends and capital gains    $    239      $      7     $    809
   Miscellaneous income (loss)           8             1            2
Expenses:
   Mortality and expense risk,
      and administrative charge         10             1          118
                                  --------      --------     --------
   Net investment income (loss)        237             7          693
                                  --------      --------     --------
Net change in unrealized
   appreciation (depreciation)
   on investments                      (70)            2           (2)
Realized gain (loss)
   on investments                        5            --          (68)
                                  --------      --------     --------
Net realized and unrealized
   gain (loss) on investments          (65)            2          (70)
Net increase (decrease) in net
   assets resulting from
   operations                          172             9          623
                                  --------      --------     --------
Contract owners activity:
   Contributions received from
      contract owners                2,775            14       78,162
   Net transfers between
       subaccounts and/or
       fixed account                   (24)           --      (67,959)
   Cost of insurance and
      benefits provided
      by riders                       (151)           (3)      (5,664)
   Contract maintenance charge         (39)           (2)        (755)
                                  --------      --------     --------
Net increase from contract
   activity                          2,561             9        3,784
                                  --------      --------     --------
Net increase (decrease) in
   net assets                        2,733            18        4,407
                                  --------      --------     --------
Net assets, at beginning
   of period                           107           100       60,070
                                  --------      --------     --------
Net assets, at end of period      $  2,840      $    118     $ 64,477
                                  ========      ========     ========

See accompanying notes

Note:  Unless otherwise noted, all sub-accounts are for the year ended
December 31, 2000.


                                       4



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                         PERIOD ENDED DECEMBER 31, 1999*
                                                                                                  ALGER
                                                                               AIM V.I.        AMERICAN         ALGER       MFS VIT
                                                                 AIM V.I.    GOVERNMENT           SMALL      AMERICAN      EMERGING
                                                                   GROWTH    SECURITIES  CAPITALIZATION        GROWTH        GROWTH
                                                      TOTAL   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                  ---------------------------------------------------------------------------------
Income:
   Dividends and capital gains                    $     103     $       7     $       4       $      --     $      --     $      --
   Miscellaneous income (loss)                           10             1            (1)              1             2             1
Expenses:
   Mortality and expense risk charge                      8             1            --              --             2            --
                                                  ---------     ---------     ---------       ---------     ---------     ---------
   Net investment income                                105             7             3               1            --             1
Net change in unrealized appreciation
   (depreciation) on investments                      1,044           182            (3)             43           261           439
Realized gain on investments                             25             1            --               4             9             6
                                                  ---------     ---------     ---------       ---------     ---------     ---------
Net realized and unrealized gain (loss)
   on investments                                     1,069           183            (3)             47           270           445
                                                  ---------     ---------     ---------       ---------     ---------     ---------
Net increase (decrease) in net assets
   resulting from operations                          1,174           190            --              48           270           446
                                                  ---------     ---------     ---------       ---------     ---------     ---------
Contract owners activity:
   Contributions received from contract
      owners                                        128,195        10,251           100             314        28,625        21,636
   Cost of insurance and benefits
      provided by riders                             (1,036)         (153)           --             (30)         (224)         (108)
   Contract maintenance charge                         (270)          (58)           --             (16)          (59)          (38)
                                                  ---------     ---------     ---------       ---------     ---------     ---------
Net increase from contract activity                 126,889        10,040           100             268        28,342        21,490
                                                  ---------     ---------     ---------       ---------     ---------     ---------
Net increase in net assets                          128,063        10,230           100             316        28,612        21,936
                                                  ---------     ---------     ---------       ---------     ---------     ---------
Net assets, at beginning of period                       --            --            --              --            --            --
                                                  ---------     ---------     ---------       ---------     ---------     ---------
Net assets, at end of period                      $ 128,063     $  10,230     $     100       $     316     $  28,612     $  21,936
                                                  =========     =========     =========       =========     =========     =========

                                                             PIMCO LONG-
                                                   MFS VIT     TERM U.S.   TOUCHSTONE
                                               GROWTH WITH    GOVERNMENT    SMALL CAP
                                                    INCOME          BOND        VALUE
                                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ---------------------------------------
Income:
   Dividends and capital gains                    $     --      $      2     $     --
   Miscellaneous income (loss)                           1            (1)          --
Expenses:
   Mortality and expense risk charge                     1            --           --
                                                  --------      --------     --------
   Net investment income                                --             1           --
Net change in unrealized appreciation
   (depreciation) on investments                        65            (2)          18
Realized gain on investments                            --            --            1
                                                  --------      --------     --------
Net realized and unrealized gain (loss)
   on investments                                       65            (2)          19
                                                  --------      --------     --------
Net increase (decrease) in net assets
   resulting from operations                            65            (1)          19
                                                  --------      --------     --------
Contract owners activity:
   Contributions received from contract
      owners                                         3,197           100          421
   Cost of insurance and benefits
      provided by riders                               (66)           --          (31)
   Contract maintenance charge                         (15)           --          (15)
                                                  --------      --------     --------
Net increase from contract activity                  3,116           100          375
                                                  --------      --------     --------
Net increase in net assets                           3,181            99          394
                                                  --------      --------     --------
Net assets, at beginning of period                      --            --           --
                                                  --------      --------     --------
Net assets, at end of period                      $  3,181      $     99     $    394
                                                  ========      ========     ========

See accompanying notes

*For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

                                       5


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

          STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                         PERIOD ENDED DECEMBER 31, 1999*

                                TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE                TOUCHSTONE
                                  EMERGING INTERNATIONAL        INCOME   HIGH YIELD   TOUCHSTONE     GROWTH &   TOUCHSTONE
                                    GROWTH        EQUITY   OPPORTUNITY         BOND   VALUE PLUS       INCOME  ENHANCED 30
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                               --------------------------------------------------------------------------------------------
Income:
   Dividends and capital gains    $     18      $     20      $     12     $      6     $      4     $     --     $      6
   Miscellaneous income                 --             1            --           --           --           --            3
Expenses:
   Mortality and expense risk
     charge                             --             1            --           --           --           --            1
                                  --------      --------      --------     --------     --------     --------     --------
   Net investment income                18            20            12            6            4           --            8
Net change in unrealized
   appreciation (depreciation)
   on investments                       11            21            (9)          (9)           5            1           26
Realized gain on investments            --             4            --           --           --           --           --
                                  --------      --------      --------     --------     --------     --------     --------
Net realized and unrealized
   gain (loss) on investments           11            25            (9)          (9)           5            1           26
                                  --------      --------      --------     --------     --------     --------     --------
Net increase (decrease) in net
   assets resulting from
   operations                           29            45             3           (3)           9            1           34
                                  --------      --------      --------     --------     --------     --------     --------
Contract owners activity:
   Contributions received from
      contract owners                  100           634           100          100          100          611        1,317
   Cost of insurance and
      benefits provided
      by riders                         --           (39)           --           --           --          (35)         (43)
   Contract maintenance charge          --           (18)           --           --           --          (16)         (11)
                                  --------      --------      --------     --------     --------     --------     --------
Net increase from contract
    activity                           100           577           100          100          100          560        1,263
                                  --------      --------      --------     --------     --------     --------     --------
Net increase in net assets             129           622           103           97          109          561        1,297
                                  --------      --------      --------     --------     --------     --------     --------
Net assets, at beginning
   of period                            --            --            --           --           --           --           --
                                  --------      --------      --------     --------     --------     --------     --------
Net assets, at end of period      $    129      $    622      $    103     $     97     $    109     $    561     $  1,297
                                  ========      ========      ========     ========     ========     ========     ========


                                                           TOUCHSTONE
                                TOUCHSTONE    TOUCHSTONE      STANDBY
                                  BALANCED          BOND       INCOME
                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                               --------------------------------------
Income:
   Dividends and capital gains    $     10      $     --     $     14
   Miscellaneous income                 --            --            2
Expenses:
   Mortality and expense risk
     charge                             --            --            2
                                  --------      --------     --------
   Net investment income                10            --           14
Net change in unrealized
   appreciation (depreciation)
   on investments                       (3)           --           (2)
Realized gain on investments            --            --           --
                                  --------      --------     --------
Net realized and unrealized
   gain (loss) on investments           (3)           --           (2)
                                  --------      --------     --------
Net increase (decrease) in net
   assets resulting from
   operations                            7            --           12
                                  --------      --------     --------
Contract owners activity:
   Contributions received from
      contract owners                  100           100       60,389
   Cost of insurance and
      benefits provided
      by riders                         --            --         (307)
   Contract maintenance charge          --            --          (24)
                                  --------      --------     --------
Net increase from contract
    activity                           100           100       60,058
                                  --------      --------     --------
Net increase in net assets             107           100       60,070
                                  --------      --------     --------
Net assets, at beginning
   of period                            --            --           --
                                  --------      --------     --------
Net assets, at end of period      $    107      $    100     $ 60,070
                                  ========      ========     ========

See accompanying notes

*For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

                                       6


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

1. ORGANIZATION AND NATURE OF BUSINESS

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life variable universal life insurance policy. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. SIGNIFICANT ACCOUNTING POLICIES

The Account has nineteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Bankers Trust Company, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

3. POLICY CHARGES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. The maximum premium expense charge is 5.5% of a premium payment. The current premium expense charge is 4.75% of a premium payment. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. The maximum monthly expense charge is $7.00. The current monthly expense charge is $6.00. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00%. As of December 31, 2000 the effective annual rate of these charges is 0.90%.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

4. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. TAXES

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares of the portfolios purchased and proceeds from shares of the portfolios sold by the corresponding sub-accounts for the period January 1, 2000 to December 31, 2000.

                                                        PURCHASES          SALES
                                                       ----------     ----------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Growth Fund                                  $226,205         $5,611
   AIM V.I. Government Securities Fund                      9,164          1,240

The Alger American Fund
   Alger American Small Capitalization Portfolio           78,858          2,266
   Alger American Growth Portfolio                        203,663          5,442

Bankers Trust Company
   Deutsche VIT Equity 500 Index Fund *                    14,779            585

MFS Variable Insurance Trust
   MFS VIT Emerging Growth Series                         148,309          4,330
   MFS VIT Growth with Income Series                       88,200          5,603

PIMCO Variable Insurance Trust
   PIMCO Long-Term U.S. Government Bond Portfolio          26,883          3,807

Touchstone Variable Series Trust
   Touchstone Small Cap Value Fund                         12,656            828
   Touchstone Emerging Growth Fund                         52,381          2,994
   Touchstone International Equity Fund                    81,450          2,944
   Touchstone Income Opportunity Fund                          13             --
   Touchstone High Yield Bond Fund                          8,940            598
   Touchstone Value Plus Fund                              14,501            939
   Touchstone Growth & Income Fund                         10,377          1,358
   Touchstone Enhanced 30 Fund                             60,186          1,912
   Touchstone Balanced Fund                                 2,955            157
   Touchstone Bond Fund                                        24              9
   Touchstone Standby Income Fund                          80,365         75,888
                                                       ----------     ----------
   Total                                               $1,119,909     $  116,511
                                                       ==========     ==========

*For the period May 3, 2000 (commencement of operations) to December 31, 2000.

7. UNIT VALUES
The following table shows a summary of units outstanding for variable universal life insurance contracts for the period January 1 to December 31, 2000.

COLUMBUS LIFE VARIABLE UNIVERSAL LIFE INSURANCE

                                                                       TRANSFERS
                                                                         BETWEEN
                                      BEGINNING      UNITS     UNITS        SUB-    ENDING        UNIT          NET
                                          UNITS  PURCHASED  REDEEMED    ACCOUNTS     UNITS       VALUE        VALUE
                                      ---------  --------- ---------   ---------    ------   ---------   ----------
AIM V.I. Growth                             831     14,981    (1,242)      3,707    18,277    9.705532   $  177,388
AIM V.I. Government Securities               10        850       (30)        (76)      754   10.984117        8,283

Alger American Small Capitalization          23      5,633      (344)        587     5,899    9.781660       57,706
Alger American Growth                     2,370     15,462    (1,256)      1,469    18,045   10.196900      183,998

Deutsche VIT Equity 500 Index *              --      1,506       (80)         --     1,426    9.330664       13,309

MFS VIT Emerging Growth                   1,380      8,867      (663)      1,230    10,814   12.669206      137,004
MFS VIT Growth with Income                  302      8,214      (603)        184     8,097   10.440034       84,536

PIMCO Long-Term U.S. Government  Bond        10      2,426       (48)       (263)    2,125   11.816095       25,104

Touchstone Small Cap Value Fund              34        396       (55)        456       831    9.250660        7,689
Touchstone Emerging Growth Fund              10      2,020       (96)        779     2,713   16.598268       45,038
Touchstone International Equity Fund         49      4,662      (299)      1,293     5,705   10.291139       58,714
Touchstone Income Opportunity Fund           10         --        --          --        10   10.100711          101
Touchstone High Yield Bond Fund              10        288       (18)        526       806    9.522890        7,680
Touchstone Value Plus Fund                   10        753       (35)        457     1,185   11.088502       13,138
Touchstone Growth & Income Fund              57        892       (69)         33       913   10.980286       10,026
Touchstone Enhanced 30 Fund                 124      1,888      (389)      4,384     6,007   10.043426       60,336
Touchstone Balanced Fund                     10        246       (17)         (2)      237   11.960414        2,840
Touchstone Bond Fund                         10          1        --          --        11   10.845125          118
Touchstone Standby Income Fund            5,919      7,370      (615)     (6,642)    6,032   10.689145       64,477
                                                                                                         ----------
   Total - Columbus Life Variable
      Universal Life Insurance                                                                           $  957,485
                                                                                                         ==========

*Calculation of Deutsche VIT Equity 500 Index Unit Value began May 3, 2000 when this sub-account commenced operations.


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

           SUPPLEMENTARY INFORMATION-SELECTED PER UNIT DATA AND RATIOS

    (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE YEAR)

                         PERIOD ENDED DECEMBER 31, 2000
                                                                 ALGER
                                               AIM V.I.       AMERICAN        ALGER DEUTSCHE VIT      MFS VIT      MFS VIT
                                  AIM V.I.   GOVERNMENT          SMALL     AMERICAN   EQUITY 500     EMERGING  GROWTH WITH
                                    GROWTH   SECURITIES CAPITALIZATION       GROWTH        INDEX       GROWTH       INCOME
                               SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT*  SUB-ACCOUNT  SUB-ACCOUNT
                               --------------------------------------------------------------------------------------------
Per unit data
   Investment income            $ 0.329011   $ 0.508970     $ 4.622971   $ 1.579994   $ 0.005419   $ 0.839778   $ 0.133176
   Expenses                       0.110275     0.092571       0.112468     0.106867     0.059185     0.135976     0.093315
                                ----------   ----------     ----------   ----------   ----------   ----------   ----------
   Net investment income
      (loss)                      0.218736     0.416399       4.510503     1.473127    (0.053766)    0.703802     0.039861
   Net realized and unrealized
      gain (loss) on
      investments                (2.828986)    0.504095      (8.285118)   (3.348099)   (0.615570)   (3.934630)   (0.148853)
                                ----------   ----------     ----------   ----------   ----------   ----------   ----------
   Net increase (decrease)
      in net asset value         (2.610250)    0.920494      (3.774615)   (1.874972)   (0.669336)   (3.230828)   (0.108992)
   Beginning of period           12.315782    10.063623      13.556275    12.071872    10.000000    15.900034    10.549026
                                ----------   ----------     ----------   ----------   ----------   ----------   ----------
   End of period                $ 9.705532   $10.984117     $ 9.781660   $10.196900   $ 9.330664   $12.669206   $10.440034
                                ==========   ==========     ==========   ==========   ==========   ==========   ==========

Ratios
   Ratio of operating
      expense to
      average net assets (%)         1.07%        1.26%          0.85%        0.93%        0.38%        0.87%        0.94%

   Ratio of net investment
      income (loss)
      to average
      net assets (%)                 4.84%        8.71%         21.52%        9.85%        0.26%        2.98%        0.64%

                               PIMCO LONG-
                                 TERM U.S.    TOUCHSTONE   TOUCHSTONE
                                GOVERNMENT     SMALL CAP     EMERGING
                                      BOND         VALUE       GROWTH
                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                               --------------------------------------
Per unit data
   Investment income            $ 0.609982    $ 3.548562   $ 3.110610
   Expenses                       0.095101      0.105146     0.135308
                                ----------    ----------   ----------
   Net investment income
      (loss)                      0.514881      3.443416     2.975302
   Net realized and unrealized
      gain (loss) on
      investments                 1.466924     (5.819391)    0.702958
                                ----------    ----------   ----------
   Net increase (decrease)
      in net asset value          1.981805     (2.375975)    3.678260
   Beginning of period            9.834290     11.626635    12.920008
                                ----------    ----------   ----------
   End of period                $11.816095    $ 9.250660   $16.598268
                                ==========    ==========   ==========

Ratios
   Ratio of operating
      expense to
      average net assets (%)         1.07%         0.47%        0.71%

   Ratio of net investment
      income (loss)
      to average
      net assets (%)                 5.75%        68.84%       35.72%

*Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note:  Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000.

                                       11


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

     SUPPLEMENTARY INFORMATION-SELECTED PER UNIT DATA AND RATIOS (CONTINUED)

    (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE YEAR)

                         PERIOD ENDED DECEMBER 31, 2000
                                            TOUCHSTONE     TOUCHSTONE   TOUCHSTONE                TOUCHSTONE
                                          INTERNATIONAL        INCOME   HIGH YIELD   TOUCHSTONE     GROWTH &   TOUCHSTONE
                                                 EQUITY   OPPORTUNITY         BOND   VALUE PLUS       INCOME  ENHANCED 30
                                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          --------------------------------------------------------------------------------
Per unit data
   Investment income                         $ 2.480678    $ 1.254489   $ 0.913260   $ 0.868825   $ 0.686908   $ 0.057195
   Expenses                                    0.102905      0.091151     0.084705     0.095229     0.088500     0.090188
                                             ----------    ----------   ----------   ----------   ----------   ----------
   Net investment income
      (loss)                                   2.377773      1.163338     0.828555     0.773596     0.598408    (0.032993)
   Net realized and unrealized
      gain (loss) on
      investments                             (4.894879)    (1.364213)   (0.979995)   (0.584670)    0.504299    (0.365326)
                                             ----------    ----------   ----------   ----------   ----------   ----------
   Net increase (decrease)
      in net asset value                      (2.517106)    (0.200875)   (0.151440)    0.188926     1.102707    (0.398319)
   Beginning of period                        12.808245     10.301586     9.674330    10.899576     9.877579    10.441745
                                             ----------    ----------   ----------   ----------   ----------
   End of period                             $10.291139    $10.100711   $ 9.522890   $11.088502   $10.980286   $10.043426
                                             ==========    ==========   ==========   ==========   ==========   ==========

Ratios
   Ratio of operating expense
      to average net assets (%)                   0.78%         0.00%        0.59%        0.77%        0.94%        0.68%

   Ratio of net investment income
      (loss) to average net assets (%)           46.30%        11.76%       18.00%       14.81%       10.88%       16.08%

                                                                      TOUCHSTONE
                                           TOUCHSTONE    TOUCHSTONE      STANDBY
                                             BALANCED          BOND       INCOME
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          --------------------------------------
Per unit data
   Investment income                       $ 1.003693    $ 0.644679   $ 0.654429
   Expenses                                  0.098219      0.091732     0.092712
                                           ----------    ----------   ----------
   Net investment income
      (loss)                                 0.905474      0.552947     0.561717
   Net realized and unrealized
      gain (loss) on
      investments                            0.348644      0.272127    (0.020670)
                                           ----------    ----------   ----------
   Net increase (decrease)
      in net asset value                     1.254118      0.825074     0.541047
   Beginning of period                      10.706296     10.020051    10.148098

   End of period                           $11.960414    $10.845125   $10.689145
                                           ==========    ==========   ==========

Ratios
   Ratio of operating expense
      to average net assets (%)                 1.26%         0.92%        0.19%

   Ratio of net investment income
      (loss) to average net assets (%)         -0.47%         6.42%        1.11%

Note:  Unless otherwise noted, all sub-accounts are for the year ended
December 31, 2000.

                                       12


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

           SUPPLEMENTARY INFORMATION-SELECTED PER UNIT DATA AND RATIOS

    (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE YEAR)

                         PERIOD ENDED DECEMBER 31, 1999
                                                                               ALGER                             PIMCO LONG-
                                                             AIM V.I.       AMERICAN        ALGER      MFS VIT       MFS VIT
                                               AIM V.I.    GOVERNMENT          SMALL     AMERICAN     EMERGING        GROWTH
                                                 GROWTH    SECURITIES CAPITALIZATION       GROWTH       GROWTH   WITH INCOME
                                           SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT* SUB-ACCOUNT* SUB-ACCOUNT*  SUB-ACCOUNT*
                                           ---------------------------------------------------------------------------------
Per unit data
   Investment income                         $ 0.437032    $ 0.369312     $       --   $       --   $       --    $       --
   Expenses                                    0.032538      0.030453       0.033753     0.032400     0.035248      0.030134
                                             ----------    ----------     ----------   ----------   ----------    ----------
   Net investment income (loss)                0.404494      0.338859      (0.033753)   (0.032400)   (0.035248)    (0.030134)
   Net realized and unrealized
   gain (loss) on investments                  1.911288     (0.275236)      3.590028     2.104272     5.935282      0.579160
                                             ----------    ----------     ----------   ----------   ----------    ----------
   Net increase (decrease)
      in net asset value                       2.315782      0.063623       3.556275     2.071872     5.900034      0.549026
   Beginning of period                        10.000000     10.000000      10.000000    10.000000    10.000000     10.000000
                                             ----------    ----------     ----------   ----------   ----------    ----------
   End of period                             $12.315782    $10.063623     $13.556275   $12.071872   $15.900034    $10.549026
                                             ==========    ==========     ==========   ==========   ==========    ==========

Ratios
   Ratio of operating expense
      to average net assets (%)                   0.02%         0.00%          0.00%        0.01%        0.00%         0.00%


   Ratio of net investment income
      (loss) to average net assets (%)            0.14%         6.00%          0.63%        0.00%        0.01%         0.00%


                                              TERM U.S.    TOUCHSTONE   TOUCHSTONE
                                             GOVERNMENT     SMALL CAP     EMERGING
                                                   BOND         VALUE       GROWTH
                                           SUB-ACCOUNT*  SUB-ACCOUNT* SUB-ACCOUNT*
                                           ---------------------------------------
Per unit data
   Investment income                         $ 0.192604    $       --   $ 1.827504
   Expenses                                    0.030145      0.031902     0.033162
                                             ----------    ----------   ----------
   Net investment income (loss)                0.162459     (0.031902)    1.794342
   Net realized and unrealized
   gain (loss) on investments                 (0.328169)     1.658537     1.125666
                                             ----------    ----------   ----------
   Net increase (decrease)
      in net asset value                      (0.165710)     1.626635     2.920008
   Beginning of period                        10.000000     10.000000    10.000000
                                             ----------    ----------   ----------
   End of period                             $ 9.834290    $11.626635   $12.920008
                                             ==========    ==========   ==========

Ratios
   Ratio of operating expense
      to average net assets (%)                   0.00%         0.00%        0.00%


   Ratio of net investment income
      (loss) to average net assets (%)            2.02%         0.00%       27.91%

*Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.


                                       13


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

     SUPPLEMENTARY INFORMATION-SELECTED PER UNIT DATA AND RATIOS (CONTINUED)

    (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE YEAR)

                         PERIOD ENDED DECEMBER 31, 1999
                                             TOUCHSTONE    TOUCHSTONE   TOUCHSTONE                TOUCHSTONE
                                          INTERNATIONAL        INCOME   HIGH YIELD   TOUCHSTONE     GROWTH &   TOUCHSTONE
                                                 EQUITY   OPPORTUNITY         BOND   VALUE PLUS       INCOME  ENHANCED 30
                                           SUB-ACCOUNT*  SUB-ACCOUNT* SUB-ACCOUNT* SUB-ACCOUNT* SUB-ACCOUNT* SUB-ACCOUNT*
                                          -------------------------------------------------------------------------------
Per unit data
   Investment income                         $ 0.995074    $ 1.256279   $       --   $ 0.450131   $       --   $ 0.048376
   Expenses                                    0.032738      0.030547     0.029169     0.030815     0.029677     0.030013
                                             ----------    ----------   ----------   ----------   ----------   ----------
   Net investment income (loss)                0.962336      1.225732    (0.029169)    0.419316    (0.029677)    0.018363
   Net realized and unrealized
      gain (loss) on investments               1.845909     (0.924146)   (0.296501)    0.480260    (0.092744)    0.423382
                                             ----------    ----------   ----------   ----------   ----------   ----------
   Net increase (decrease)
      in net asset value                       2.808245      0.301586    (0.325670)    0.899576    (0.122421)    0.441745
   Beginning of period                        10.000000     10.000000    10.000000    10.000000    10.000000    10.000000
                                             ----------    ----------   ----------   ----------   ----------   ----------
   End of period                             $12.808245    $10.301586   $ 9.674330   $10.899576   $ 9.877579   $10.441745
                                             ==========    ==========   ==========   ==========   ==========   ==========

Ratios
   Ratio of operating expense
      to average net assets (%)                   0.32%         0.00%        0.00%        0.00%        0.00%        0.00%

   Ratio of net investment income
      (loss) to average net assets (%)            6.43%        23.30%       12.37%        7.34%        0.00%       18.69%


                                                                       TOUCHSTONE
                                            TOUCHSTONE    TOUCHSTONE      STANDBY
                                              BALANCED          BOND       INCOME
                                          SUB-ACCOUNT*  SUB-ACCOUNT* SUB-ACCOUNT*
                                          ---------------------------------------
Per unit data
   Investment income                        $ 1.037666    $       --   $ 0.198701
   Expenses                                   0.031080      0.030413     0.030415
                                            ----------    ----------   ----------
   Net investment income (loss)               1.006586     (0.030413)    0.168286
   Net realized and unrealized
      gain (loss) on investments             (0.300290)     0.050464    (0.020188)
                                            ----------    ----------   ----------
   Net increase (decrease)
      in net asset value                      0.706296      0.020051     0.148098
   Beginning of period                       10.000000     10.000000    10.000000
                                            ----------    ----------   ----------
   End of period                            $10.706296    $10.020051   $10.148098
                                            ==========    ==========   ==========

Ratios
   Ratio of operating expense
      to average net assets (%)                  0.15%         0.00%        0.01%

   Ratio of net investment income
      (loss) to average net assets (%)           1.23%         0.00%        0.05%

*Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

                                       14


                      STATUTORY-BASIS FINANCIAL STATEMENTS

                         Columbus Life Insurance Company

                     Years ended December 31, 2000 and 1999
                       with Report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 2000 AND 1999







                                    CONTENTS

Report of Independent Auditors.................................................1

FINANCIAL STATEMENTS

Balance Sheets - Statutory-Basis...............................................2
Statements of Income - Statutory-Basis.........................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.................4
Statements of Cash Flows - Statutory-Basis ....................................5
Notes to Statutory-Basis Financial Statements..................................6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2000 and 1999, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.



/s/ Ernst & Young LLP

Cincinnati, Ohio
March 30, 2001

                         COLUMBUS LIFE INSURANCE COMPANY

                        BALANCE SHEETS - STATUTORY-BASIS
                                                                DECEMBER 31
                                                            2000                 1999
                                                       ------------------------------
                                                              (in thousands)
ADMITTED ASSETS

Debt securities                                       $1,473,960           $1,494,340
Preferred and common stocks                              218,464              311,100
Mortgage loans                                           152,387              151,098
Policy loans                                              74,798               75,808
Real estate                                                3,290                3,364
Cash, cash equivalents and short-term investments         56,880               55,574
Other invested assets                                     66,075               27,611
                                                      ----------           ----------
Total cash and invested assets                         2,045,854            2,118,895

Premiums deferred and uncollected                          7,371                6,825
Investment income due and accrued                         24,667               25,204
Other assets                                              30,774                4,825
Separate account assets                                      957                  128
                                                      ----------           ----------
Total admitted assets                                 $2,109,623           $2,155,877
                                                      ==========           ==========

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                       $1,624,000           $1,623,288
Policy claims in process of settlement                     5,262                5,043
Dividends payable to policyholders                        15,339               15,140
Other liabilities                                         51,727               57,886
Federal income taxes payable to parent                     3,716               26,296
Interest maintenance reserve                              11,832               17,346
Asset valuation reserve                                   43,954               80,302
Separate account liabilities                                 957                  128
                                                      ----------           ----------
Total liabilities                                      1,756,787            1,825,429

CAPITAL AND SURPLUS

Common stock, $1 par value, authorized 10,000
     shares, issued and outstanding 10,000 shares         10,000               10,000
Paid-in surplus                                           41,600               41,600
Unassigned surplus                                       301,236              278,848
                                                      ----------           ----------
Total capital and surplus                                352,836              330,448
                                                      ----------           ----------
Total capital and surplus                             $2,109,623           $2,155,877
                                                      ==========           ==========


See accompanying notes.

                                       2


                         COLUMBUS LIFE INSURANCE COMPANY

                     STATEMENTS OF INCOME - STATUTORY-BASIS

                                                                                   YEAR ENDED DECEMBER 31
                                                                                    2000                 1999
                                                                              -------------------------------
                                                                                      (in thousands)
Revenue:
     Premiums                                                                 $  146,233           $  170,517
     Net investment income                                                       147,857              146,741
     Considerations for supplementary contracts and
         dividend accumulations                                                    6,153                6,162
     Other                                                                         6,348                5,421
                                                                              ----------           ----------
                                                                                 306,591              328,841

Policy benefits and expenses:
     Death benefits                                                               45,463               36,905
     Annuity benefits                                                              6,646                7,790
     Disability and accident and health benefits                                   2,280                3,422
     Surrender benefits                                                          134,560              108,048
     Other benefits                                                               10,638                9,929
     Increase in policy reserve and other policyholders' funds                       648               49,297
     Net transfers to separate account                                               946                  127
     Commissions on premiums                                                      16,611               31,380
     General expenses                                                             32,387               38,186
                                                                              ----------           ----------
                                                                                 250,179              285,084
                                                                              ----------           ----------

Gain from operations before dividends to policyholders,
     federal income taxes and net realized capital gains                          56,412               43,757

Dividends to policyholders                                                        15,468               15,324
                                                                              ----------           ----------
Gain from operations before federal income taxes
     and net realized capital gains                                               40,944               28,433

Federal income taxes                                                              14,943               10,945
                                                                              ----------           ----------
Net gain from operations before net realized capital gains                        26,001               17,488

Net  realized capital gains, less federal income tax expense of $5,879 in 2000 and $8,085 in 1999 and transfers to the interest maintenance
     reserve of $(2,613) in 2000 and $(82) in 1999                                 7,569               15,752
                                                                              ----------           ----------
Net income                                                                    $   33,570           $   33,240
                                                                              ==========           ==========


See accompanying notes.

                                       3


                         COLUMBUS LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY-BASIS
                                                              YEAR ENDED DECEMBER 31
                                                                2000                 1999
                                                          -------------------------------
                                                                  (in thousands)
Capital and surplus, beginning of year                    $  330,448           $  263,497
     Net income                                               33,570               33,240
     Change in net unrealized gains                          (51,254)              53,563
     Decrease (increase) in nonadmitted assets                 3,715                 (727)
     Decrease (increase) in asset valuation reserve           36,348              (19,137)
     Other                                                         9                   12
                                                          ----------           ----------
Capital and surplus, end of year                          $  352,836           $  330,448
                                                          ==========           ==========


                                       4


See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS - STATUTORY-BASIS
                                                               YEAR ENDED DECEMBER 31
                                                                2000                 1999
                                                          -------------------------------
                                                                   (in thousands)
OPERATING ACTIVITIES:
Premium and annuity considerations                        $  156,451           $  182,611
Net investment income received                               146,047              139,311
Surrender and annuity benefits paid                         (134,462)            (108,048)
Death and other benefits to policyholders                    (64,622)             (57,710)
Commissions, other expenses and taxes paid                   (52,064)             (67,617)
Net transfers to separate accounts                              (946)                (126)
Dividends paid to policyholders                              (15,269)             (14,762)
Federal income taxes paid to parent                          (37,523)              (8,465)
Other, net                                                   (25,201)               4,960
                                                          ----------           ----------
Net cash (used) provided by operating activities             (27,589)              70,154
                                                          ==========           ==========

INVESTMENT ACTIVITIES:
Proceeds from investments sold, matured or repaid:
     Debt securities                                         339,468              637,660
     Stocks                                                  179,980              135,502
     Mortgage loans                                           20,913               24,969
     Other invested assets                                     7,740                7,074
                                                          ----------           ----------
Total investment proceeds                                    548,101              805,205
Taxes paid on capital gains                                   (4,472)              (8,041)
                                                          ----------           ----------
Net proceeds from investments sold, matured or repaid        543,629              797,164

Cost of investments acquired:
     Bonds                                                  (323,716)            (672,730)
     Stocks                                                 (120,349)            (135,311)
     Mortgage loans                                          (22,200)             (28,881)
     Other invested assets                                   (49,479)             (18,314)
                                                          ----------           ----------
Total cost of investments acquired                          (515,744)            (855,236)

Net decrease in policy loans                                   1,010                1,428
                                                          ----------           ----------
Net cash provided (used) by investment activities             28,895              (56,644)
                                                          ----------           ----------


Net change in cash, cash equivalents and short-term
     investments                                               1,306               13,510
Cash, cash equivalents and short-term investments:
     Beginning of year                                         55,574               42,064
                                                           ----------           ----------
     End of year                                           $   56,880           $   55,574
                                                           ==========           ==========


                                       5

See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999

1. ORGANIZATION AND NATURE OF BUSINESS

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 45 states and the District of Columbia. Approximately 53% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. SIGNIFICANT ACCOUNTING POLICIES

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

          o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

          o Debt securities classified as available for sale are carried at amortized cost instead of fair value.

          o Deferred federal income taxes are not provided for statutory reporting purposes.

          o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

          o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

          o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying Balance Sheets as the "Interest Maintenance Reserve".

          o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

          o For statutory reporting purposes, revenues for universal life policies and annuity contracts, consist of the entire premium received and benefits represents the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Department has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of the changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant reduction in statutory-basis capital and surplus.

Significant accounting practices are as follows:

REVENUES AND EXPENSES

Annuity and universal life premiums are recognized as revenue when received. Other life insurance premiums are recognized at the beginning of each policy year. Accident and health insurance premiums are recognized as revenue when due. Policy acquisition costs are expensed as incurred.

VALUATION OF INVESTMENTS

          o Debt securities and stock values are as prescribed by the NAIC; debt securities at amortized cost or NAIC value, preferred stocks in good standing at cost and all other stocks at market.

          o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

          o The Company's non-insurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value. Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

          o Real estate is carried at the lower of depreciated cost or fair market value. Depreciation is computed by the straight-line method over the estimated useful life of the asset.

          o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

          o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

          o The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $2,613,056 and $81,956, which is net of federal income tax benefit of $1,407,013 and $44,130 in 2000 and 1999, respectively.

          o Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                          PERCENTAGE OF RESERVES
                                                          ----------------------
                                                            2000           1999
                                                          ----------------------
Life insurance:
   1941 Commissioners Standard Ordinary, 2-1/2% - 3%         3.4%           3.5%
   1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%    22.9           22.8
   1980 Commissioners Standard Ordinary, 4% - 5%            41.5           38.0
Annuities:
   Various, 2-1/2% - 7-1/2%                                 30.1           33.5
Supplemental benefits:
   Various, 2-1/2% - 7-1/2%                                  1.2            1.2
Other, 2% - 5-1/2%                                           0.9            1.0
                                                          -------        -------
                                                           100.0%         100.0%
                                                          =======        =======


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2000, reserves of $19,384,333 are recorded on inforce amounts of $1,877,786,844 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2000 and 1999. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds assets related to the Company's variable universal life product. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

REINSURANCE

The Company reports related premiums and expenses gross in the Statements of Income for its reinsurance policies with unrelated entities. The net effect of premiums related to reinsurance contracts with related parties less experience refunds, benefits incurred and adjustments to reserves specified in the agreement and related expenses have been included in general expenses.

DIVIDENDS

Dividends to policyholders are determined annually by the Board of Directors. The dividends to policyholders were determined using factors based on approved dividend scales. Dividends to policyholders are reserved one year in advance through charges to operations.

CASH AND CASH EQUIVALENTS

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

RECLASSIFICATION

Previously reported amounts for 1999 have in some instances been reclassified to conform to the 2000 presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. DEBT AND EQUITY SECURITIES

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of debt securities at December 31, 2000 and 1999 are as follows:

                                                                              2000
                                                  -----------------------------------------------------------
                                                        AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
                                                             COST           GAIN        LOSSES     FAIR VALUE
                                                  -----------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies           $   11,294        $   407       $    --     $   11,701
Debt securities issued by states of the U.S. and
   political subdivisions of the states                    30,802            834           170         31,466
Corporate securities                                    1,066,399         21,943        25,755      1,062,587
Mortgage-backed securities                                365,215          5,638         1,457        369,396
Foreign government securities                                 250             13            --            263
                                                  -----------------------------------------------------------
Total                                                  $1,473,960        $28,835       $27,382     $1,475,413
                                                  ===========================================================

                                                                              1999
                                                  -----------------------------------------------------------
                                                        AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
                                                             COST           GAIN        LOSSES     FAIR VALUE
                                                  -----------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies           $   46,352        $   129      $  2,282     $   44,199
Debt securities issued by states of the U.S. and
   political subdivisions of the states                     5,924            234            --          6,158
Corporate securities                                    1,090,067         10,274        34,372      1,065,969
Mortgage-backed securities                                351,747          1,228        10,594        342,381
Foreign government securities                                 250             --            15            235
                                                  -----------------------------------------------------------
Total                                                  $1,494,340        $11,865      $ 47,263     $1,458,942
                                                  ===========================================================


The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  AMORTIZED            ESTIMATED
                                                       COST           FAIR VALUE
                                                 -------------------------------
                                                         (IN THOUSANDS)

Due in one year or less                          $   49,712           $   49,148
Due after one year through five years               590,212              592,746
Due after five years through ten years              292,815              289,732
Due after ten years                                 176,006              174,391
Mortgage-backed securities                          365,215              369,396
                                                 ----------           ----------
Total                                            $1,473,960           $1,475,413
                                                 ==========           ==========


Proceeds from sales of investments in debt securities during 2000 and 1999 were $339,468,255 and $637,660,294, respectively. Gross gains of $1,129,109 and
$6,404,113 and gross losses of $5,149,197 and $6,528,357 were realized on those sales in 2000 and 1999, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                 2000
                         -------------------------------------------------------
                          AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
                               COST           GAIN        LOSSES     FAIR VALUE
                         -------------------------------------------------------
                                           (IN THOUSANDS)
Preferred stocks           $ 22,764          $  --        $  748       $ 22,016
                         =======================================================
Common stock               $106,212        $31,098       $13,046       $124,264
Subsidiaries                 52,998         28,304         9,866         71,436
                         -------------------------------------------------------
Total common stock         $159,210        $59,402       $22,912       $195,700
                         =======================================================


                                                 1999
                         -------------------------------------------------------
                          AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
                               COST           GAIN        LOSSES     FAIR VALUE
                         -------------------------------------------------------
                                           (IN THOUSANDS)
Preferred stocks           $ 24,765         $  271       $ 1,379       $ 23,657
                         =======================================================
Common stock               $162,917        $51,883       $18,019       $196,781
Subsidiaries                 37,698         64,308        12,452         89,554
                         -------------------------------------------------------
Total common stock         $200,615       $116,191       $30,471       $286,335
                         =======================================================



Proceeds from sales of investments in equity securities during 2000 and 1999 were $179,979,570 and $135,502,304, respectively. Gross gains of $45,161,544 and
$37,926,375 and gross losses of $28,937,162 and $11,814,570 were realized on these sales in 2000 and 1999, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are based on quoted market prices. See footnote 3 for fair value disclosure.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $152,386,675 and $156,410,646, and $151,098,000 and $148,623,000 at
December 31, 2000 and 1999, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $74,798,460 and $75,808,084 at December 31, 2000 and 1999, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,183,136,000 and $1,091,836,000, and $1,210,379,000 and $1,124,658,000 for 2000 and 1999,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

At December 31, 2000, the Company held unrated or less-than-investment grade corporate bonds of $86,685,857, with an aggregate fair value of $74,593,504. Those holdings amounted to 5.9% of the Company's investments in bonds and less than 4.2% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 40.99% of such mortgages ($62,450,765) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $6,105,031.

During 2000, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.75% and 8.20%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2000, the Company held no mortgages with interest overdue beyond one year.

The Company did not reduce interest rates on any outstanding mortgages. At December 31, 2000 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2000, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $8,728,874 and $8,627,000 in 2000 and 1999, respectively, for these services.

The Company has entered into an agreement with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                             DECEMBER 31
                                                       2000                 1999
                                                   -----------------------------
                                                           (IN THOUSANDS)

Life and annuity reserves                          $835,099             $874,572
Accident and health reserves                         11,403               12,744


The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in Other Assets on the Balance Sheets, were $25,608,803 and $0 at December 31, 2000 and 1999, respectively.

7. FEDERAL INCOME TAXES

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income.

                                                                          DECEMBER 31
                                                                    2000                 1999
                                                               ------------------------------
                                                                        (IN THOUSANDS)
Income tax computed at statutory rate                            $14,330               $9,952
Increase (decrease) in taxes resulting from:
     Adjustments to statutory reserves for tax purposes            3,308                4,768
     Deferred acquisition costs recorded for tax purposes          1,001                1,490
     Amortization of IMR                                          (1,015)              (1,497)
     Bond discount accretion                                      (1,138)              (1,083)
     Dividend received deduction                                  (4,101)              (3,916)
     Other                                                         2,558                1,231
                                                               ---------            ---------
Federal income taxes                                             $14,943              $10,945
                                                               =========            =========

The Company made tax payments in the amount of $41,995,158 and $16,504,886 in 2000 and 1999, respectively.

8. DIVIDEND RESTRICTIONS

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or the prior year statutory net gain from operations. As of December 31, 2000, the Company has $35,283,637 available for payment of dividends to Western and Southern without further approval of the regulators. No dividends were paid to Western and Southern in 2000 and 1999.

9. CONTINGENCIES

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2000 the Company does not have any material lease agreements for office space or equipment.

10. REGULATORY MATTERS

A reconciliation of SAP Surplus and GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                                   2000                 1999
                                                              ------------------------------
                                                                     (IN THOUSANDS)
SAP surplus                                                    $352,836             $330,448
Deferred policy acquisition costs                               148,303              170,223
Policy reserves                                                 (22,428)             (28,791)
Asset valuation and interest maintenance reserves                55,951               97,811
Income taxes                                                     13,909                2,159
Net unrealized gain (loss) on available-for-sale securities      (4,437)             (35,111)
Other, net                                                       15,359               19,918
                                                              ---------            ---------
GAAP surplus                                                   $559,493             $556,657
                                                              =========            =========


                                                                   2000                 1999
                                                              ------------------------------
                                                                     (IN THOUSANDS)
SAP net income                                                $  33,570             $ 33,240
Deferred policy acquisition costs                                (6,796)              11,792
Policy reserves                                                   4,576                1,098
Income taxes                                                      7,123               (2,336)
Interest maintenance reserve                                     (5,513)              (4,196)
Other, net                                                        8,706               14,107
                                                              ---------            ---------
GAAP net income                                                $ 41,666             $ 53,705
                                                              =========            =========


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2000 and 1999, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT              PERCENT
                                                                               ------------------------------
                                                                                       (IN THOUSANDS)
Subject to discretionary withdrawal:
     At book value less current surrender charge of 5% or more                 $  69,858                14.2%
Subject to discretionary withdrawal (without adjustment) at book value
     with minimal or no charge or adjustment                                     400,546                81.5%
Not subject to discretionary withdrawal                                           21,133                 4.3%
                                                                               ---------            ---------
Total annuity reserves and deposit fund liabilities before reinsurance         $ 491,537               100.0%
                                                                               =========            =========

The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                       2000                 1999
                                                    ----------------------------
                                                           (IN THOUSANDS)

Premiums                                            $13,095              $13,509
Benefits paid or provided                             5,354                3,311
Policy and contract liabilities, at year end          2,985                3,348


At December 31, 2000 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2000, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

In 2000 and 1999, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. SUBSEQUENT EVENT

On February 26, 2001, the Company obtained state approval and paid a dividend of $70,000,000 to Western and Southern. The Company's remaining surplus was well in excess of amounts required to be held by regulatory agencies.

                     UNAUDITED INTERIM FINANCIAL STATEMENTS


                               SEPARATE ACCOUNT 1

                        COLUMBUS LIFE SEPARATE ACCOUNT 1
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (unaudited)
ASSETS:
Investments at current market value:
   AIM Variable Insurance Funds, Inc.
      AIM V.I. Growth Fund                                  (    10,072 shares, cost $265,125      )          $ 166,476
      AIM V.I. Government Securities Fund                   (     1,535 shares, cost   17,793      )             17,696
   The Alger American Fund
      Alger American Small Capitalization Portfolio         (     3,401 shares, cost   80,316      )             56,279
      Alger American Growth Portfolio                       (     4,901 shares, cost  241,318      )            180,221
   Deutsche Asset Management VIT Funds
      Deutsche VIT EAFE Equity Index                        (     5,347 shares, cost   46,922      )             44,859
      Deutsche VIT Equity 500 Index Fund                    (    74,820 shares, cost  945,495      )            896,339
      Deutsche VIT Small Cap Index                          (     3,562 shares, cost   38,056      )             38,221
   Fidelity Variable Insurance Products FundS
      Fidelity VIP Equity-Income Portfolio-Service Class 2  (     2,831 shares, cost   63,861      )             63,957
      Fidelity VIP Contrafund Portfolio-Service Class 2     (     6,220 shares, cost  125,063      )            124,402
      Fidelity VIP Growth & Income Portfolio-Serivce
         Class 2                                            (    14,778 shares, cost  192,200      )            193,144
      Fidelity VIP Growth Portfolio-Serivce Class 2         (     1,910 shares, cost   65,289      )             63,684
      Fidelity VIP Asset Manager Portfolio-Service Class 2  (       107 shares, cost    1,409      )              1,535
      Fidelity VIP Balanced Portfolio-Service Class 2       (     6,361 shares, cost   85,661      )             86,578
      Fidelity VIP Mid Cap Portfolio-Service Class 2        (     5,827 shares, cost  109,900      )            113,561
      Fidelity VIP Money Market Fund Portfolio-Service
         Class 2                                            (    25,668 shares, cost   25,668      )             25,668
   Janus Aspen Series
      Janus Aspen Aggressive Growth                         (       125 shares, cost    2,763      )              2,715
      Janus Aspen Capital Appreciation                      (     5,786 shares, cost  120,923      )            119,020
      Janus Aspen Worldwide Growth                          (     2,431 shares, cost   69,004      )             68,993
   The Legends Fund, Inc.
      Harris Bretall Sullivan & Smith Equity Growth
         Portfolio                                          (         7 shares, cost       80      )                 92
      Third Avenue Value Portfolio                          (    11,659 shares, cost  192,587      )            192,572
      Gabelli Large Cap Value Portfolio                     (    11,766 shares, cost   95,258      )             84,507
      Baron Small Cap Portfolio                             (     1,727 shares, cost   20,817      )             21,759
   MFS Variable Insurance Trust
      MFS Emerging Growth Series-Initial Class              (     7,483 shares, cost  202,169      )            134,536
      MFS Growth with Income Series-Initial Class           (     4,476 shares, cost   88,908      )             76,676
      MFS Capital Opportunities Series-Service Class        (     9,091 shares, cost  127,713      )            122,818
      MFS Emerging Growth Series-Service Class              (       878 shares, cost   16,289      )             15,738
      MFS Mid Cap Growth Series-Service Class               (    15,789 shares, cost  124,346      )            125,053
      MFS New Discovery Series-Service Class                (       675 shares, cost   10,006      )             10,272
   Oppenheimer Variable Account Funds
      Oppenheimer Aggressive Growth                         (       426 shares, cost   17,418      )             17,326
      Oppenheimer Strategic Bond                            (       192 shares, cost      886      )                909
   Oppenheimer Panorama Series Fund, Inc.
      Oppenheimer International Growth                      (    75,631 shares, cost   86,996      )             81,681
   PIMCO Variable Insurance Trust
      Pimco Long-Term U.S. Government Bond Portfolio        (     2,151 shares, cost   21,722      )             22,089
   Touchstone Variable Series Trust
      Touchstone International Equity Fund                  (     8,826 shares, cost  101,778      )             66,722
      Touchstone Income Opportunity Fund                    (         0 shares, cost     --        )              --
      Touchstone Emerging Growth Fund                       (     9,619 shares, cost  184,029      )            174,497
      Touchstone Small Cap Value Fund                       (     6,688 shares, cost   42,337      )             43,608
      Touchstone Growth/Value Fund                          (     7,841 shares, cost   69,432      )             67,827
      Touchstone Equity Fund                                (        20 shares, cost      188      )                179
      Touchstone Enhanced 30 Fund                           (     8,767 shares, cost   84,715      )             78,291
      Touchstone Value Plus Fund                            (    10,342 shares, cost  109,362      )            108,385
      Touchstone Growth & Income Fund                       (     1,493 shares, cost   16,253      )             14,830
      Touchstone Balanced Fund                              (       936 shares, cost   13,289      )             13,072
      Touchstone High Yield Bond Fund                       (     1,837 shares, cost   15,045      )             13,723
      Touchstone Bond Fund                                  (       421 shares, cost    4,593      )              4,368
      Touchstone Standby Income Fund                        (    41,721 shares, cost  412,838      )            410,948
      Touchstone Money Market Fund                          (       102 shares, cost      102      )                102
                                                                                                           ------------
   Total assets                                                                                               4,165,928

LIABILITIES:
Accounts payable                                                                                                   (270)
                                                                                                           ------------
                                                                                                                   (270)
   Total net assets                                                                                        $  4,166,198
                                                                                                           ============

NET ASSETS:
Variable Universal Life Contracts                                                                          $  4,159,769
Retained in the variable account by Columbus Life Insurance Company
 6,429
                                                                                                           ------------
   Total net assets                                                                                        $  4,166,198
                                                                                                           ============

                                      I-2


                                             COLUMBUS LIFE SEPARATE ACCOUNT 1
                                     STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                                        Period Ended December 31, 2001 (unaudited)
                                                                                         AIM V. I. ALGER AMERICAN        ALGER
                                                                            AIM V.I.   GOVERNMENT           SMALL     AMERICAN
                                                                              GROWTH   SECURITIES  CAPITALIZATION       GROWTH
                                                                TOTAL    SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                                                             ------------------------------------------------------------------
INCOME:
     Dividends and capital gains                             $   80,940     $    383      $   507         $    27     $ 22,868
     Miscellaneous income(loss)                                   9,668         (457)          (2)           (227)        (217)

EXPENSES:
     Mortality and expense risk, and administrative charge       18,676        1,416           79             485        1,620
                                                             ------------------------------------------------------------------
     Net investment income (loss)                                71,932       (1,490)         426            (684)      21,031
                                                             ------------------------------------------------------------------

     Net change in unrealized appreciation (depreciation)
       on investments                                          (184,596)     (47,110)        (311)         (7,030)     (18,994)
     Realized gain (loss) on investments                       (103,724)     (21,526)         203         (12,913)     (27,266)
                                                             ------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         (288,320)     (68,636)        (108)        (19,943)     (46,260)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                           (216,388)     (70,126)         318         (20,627)     (25,229)
                                                             ------------------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                   3,559,657       75,729        1,908          31,672       66,056
     Net transfers between subaccounts and/or fixed account      55,799        4,160        7,759          (5,457)     (21,651)
     Withdrawals and surrenders                                  (8,757)        (849)          --            (430)        (717)
     Cost of insurance and benefits provided by riders         (132,377)     (17,531)        (407)         (4,973)     (18,504)
     Contract maintenance charge                                (49,221)      (3,909)        (165)         (1,613)      (3,745)
                                                             ------------------------------------------------------------------
Net increase (decrease) from contract activity                3,425,101       57,600        9,095          19,199       21,439
                                                             ------------------------------------------------------------------
Net increase (decrease) in net assets                         3,208,713      (12,526)       9,413          (1,428)      (3,790)
                                                             ------------------------------------------------------------------
Net assets, at beginning of period                              957,485      177,388        8,283          57,706      183,998
                                                             ------------------------------------------------------------------
Net assets, at end of period                                 $4,166,198     $164,862      $17,696         $56,278     $180,208
                                                             ==================================================================

                                                              DEUTSCHE VIT  DEUTSCHE VIT  DEUTSCHE VIT
                                                                      EAFE    EQUITY 500     SMALL CAP
                                                             EQUITY INDEX*         INDEX        INDEX*
                                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                             -----------------------------------------
INCOME:
     Dividends and capital gains                                   $    --      $  8,003       $ 1,965
     Miscellaneous income(loss)                                        102           694           (82)

EXPENSES:
     Mortality and expense risk, and administrative charge             112         3,142            68
                                                             -----------------------------------------
     Net investment income (loss)                                      (10)        5,555         1,815
                                                             -----------------------------------------

     Net change in unrealized appreciation (depreciation)
       on investments                                               (1,679)      (48,333)          265
     Realized gain (loss) on investments                               (81)       (2,841)          (12)
                                                             -----------------------------------------
Net realized and unrealized gain (loss) on investments              (1,760)      (51,174)          253
                                                             -----------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                                (1,770)      (45,619)        2,068
                                                             -----------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                          3,560       681,178         8,944
     Net transfers between subaccounts and/or fixed account         44,038       274,208        27,500
     Withdrawals and surrenders                                         --        (2,729)           --
     Cost of insurance and benefits provided by riders                (340)      (15,158)         (100)
     Contract maintenance charge                                      (276)       (8,911)          (93)
                                                             -----------------------------------------
Net increase (decrease) from contract activity                      46,982       928,588        36,251
                                                             -----------------------------------------
Net increase (decrease) in net assets                               45,212       882,969        38,319
                                                             -----------------------------------------
Net assets, at beginning of period                                      --        13,309            --
                                                             -----------------------------------------
Net assets, at end of period                                       $45,212      $896,278       $38,319
                                                             =========================================


*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 2, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

                                      I-3


                        COLUMBUS LIFE SEPARATE ACCOUNT 1
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                   Period Ended December 31, 2001 (unaudited)
                                                            FIDELITY VIP  FIDELITY VIP     FIDELITY VIP  FIDELITY VIP
                                                           EQUITY-INCOME    CONTRAFUND  GROWTH & INCOME        GROWTH
                                                              PORTFOLIO-    PORTFOLIO-       PORTFOLIO-    PORTFOLIO-
                                                                 SERVICE       SERVICE          SERVICE       SERVICE
                                                                CLASS 2*      CLASS 2*         CLASS 2*      CLASS 2*
                                                             SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                                           -----------------------------------------------------------
INCOME:
     Dividends and capital gains                                 $    --      $     --         $     --       $    --
     Miscellaneous income(loss)                                       95         1,192              687            80

EXPENSES:
     Mortality and expense risk, and administrative charge           122           108              323           155
                                                           -----------------------------------------------------------
     Net investment income (loss)                                    (27)        1,084              364           (76)
                                                           -----------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                              8,566         1,140            3,232        (1,455)
     Realized gain (loss) on investments                            (147)         (248)            (235)         (216)
                                                           -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments             8,419           892            2,997        (1,671)
                                                           -----------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                               8,392         1,976            3,361        (1,747)
                                                           -----------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                       56,023       122,700          110,126        57,908
     Net transfers between subaccounts and/or fixed account        1,524         2,025           81,363        10,002
     Withdrawals and surrenders                                       --            --               --            --
     Cost of insurance and benefits provided by riders            (1,140)       (1,299)            (977)       (1,365)
     Contract maintenance charge                                    (843)       (1,001)            (727)       (1,117)
                                                           -----------------------------------------------------------
Net increase (decrease) from contract activity                    55,564       122,425          189,785        65,428
                                                           -----------------------------------------------------------
Net increase (decrease) in net assets                             63,956       124,401          193,146        63,682
                                                           -----------------------------------------------------------
Net assets, at beginning of period                                    --            --               --            --
                                                           -----------------------------------------------------------
Net assets, at end of period                                     $63,956      $124,401         $193,146       $63,682
                                                           ===========================================================

                                                             FIDELITY VIP  FIDELITY VIP  FIDELITY VIP       FIDELITY VIP
                                                            ASSET MANAGER      BALANCED       MID CAP  MONEY MARKET FUND
                                                               PORTFOLIO-    PORTFOLIO-    PORTFOLIO-         PORTFOLIO-
                                                                  SERVICE       SERVICE       SERVICE            SERVICE
                                                                 CLASS 2*      CLASS 2*      CLASS 2*           CLASS 2*
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                                                           -------------------------------------------------------------
INCOME:
     Dividends and capital gains                                   $   --       $    --      $     --            $   224
     Miscellaneous income(loss)                                         1           791           608                 36

EXPENSES:
     Mortality and expense risk, and administrative charge              5            38            59              2,308
                                                           -------------------------------------------------------------
     Net investment income (loss)                                      (4)          753           549             (2,048)
                                                           -------------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                                 226        14,997         3,949                 --
     Realized gain (loss) on investments                               (3)          (58)          (97)                --
                                                           -------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                223        14,939         3,852                 --
                                                           -------------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                                  219        15,692         4,401             (2,048)
                                                           -------------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                         1,454        72,401       109,518             38,391
     Net transfers between subaccounts and/or fixed account            --          (162)          613              2,572
     Withdrawals and surrenders                                        --            --            --                 --
     Cost of insurance and benefits provided by riders                (70)         (850)         (520)            (7,812)
     Contract maintenance charge                                      (67)         (504)         (461)            (5,436)
                                                           -------------------------------------------------------------
Net increase (decrease) from contract activity                      1,317        70,885       109,150             27,715
                                                           -------------------------------------------------------------
Net increase (decrease) in net assets                               1,536        86,577       113,551             25,667
                                                           -------------------------------------------------------------
Net assets, at beginning of period                                     --            --            --                 --
                                                           -------------------------------------------------------------
Net assets, at end of period                                       $1,536       $86,577      $113,551            $25,667
                                                           =============================================================

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 2, 2001 (commencement of operations) to December 31,
     2001


*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

                                      I-4


                        COLUMBUS LIFE SEPARATE ACCOUNT 1
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                   Period Ended December 31, 2001 (unaudited)

                                                             JANUS ASPEN    JANUS ASPEN  JANUS ASPEN  LEGENDS HARRIS       LEGENDS
                                                              AGGRESSIVE        CAPITAL    WORLDWIDE  BRETALL EQUITY  THIRD AVENUE
                                                                 GROWTH*  APPRECIATION*      GROWTH*         GROWTH*        VALUE*
                                                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                             ----------------------------------------------------------------------

INCOME:
     Dividends and capital gains                                  $   --       $    244      $    53            $  9      $    809
     Miscellaneous income(loss)                                       22            634          460              (4)        3,219

EXPENSES:
     Mortality and expense risk, and administrative charge             7            268          131              --           252
                                                             ----------------------------------------------------------------------
     Net investment income (loss)                                     15            610          382               5         3,776
                                                             ----------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                                (48)        (1,903)         (12)             12           375
     Realized gain (loss) on investments                            (228)          (152)        (139)            (25)          (73)
                                                             ----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (276)        (2,055)        (151)            (13)          302
                                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                                (261)        (1,445)         231              (8)        4,078
                                                             ----------------------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                        3,240         39,806       31,326             100       107,050
     Net transfers between subaccounts and/or fixed account           60         82,532       38,812              --        83,192
     Withdrawals and surrenders                                       --             --           --              --            --
     Cost of insurance and benefits provided by riders              (175)        (1,044)        (799)             --          (690)
     Contract maintenance charge                                    (154)          (844)        (591)             --          (668)
                                                             ----------------------------------------------------------------------
Net increase (decrease) from contract activity                     2,971        120,450       68,748             100       188,884
                                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets                              2,710        119,005       68,979              92       192,962
                                                             ----------------------------------------------------------------------
Net assets, at beginning of period                                    --             --           --              --            --
                                                             ----------------------------------------------------------------------
Net assets, at end of period                                      $2,710       $119,005      $68,979            $ 92      $192,962
                                                             ======================================================================


                                                                                                    MFS VIT
                                                              LEGENDS GABELLI     LEGENDS   EMERGING GROWTH
                                                                    LARGE CAP       BARON  SERIES - INITIAL
                                                                       VALUE*  SMALL CAP*             CLASS
                                                                  SUB-ACCOUNT SUB-ACCOUNT       SUB-ACCOUNT
                                                             ----------------------------------------------

INCOME:
     Dividends and capital gains                                     $  2,074     $    --          $  7,451
     Miscellaneous income(loss)                                         1,197       1,162              (393)

EXPENSES:
     Mortality and expense risk, and administrative charge                104          24             1,070
                                                             ----------------------------------------------
     Net investment income (loss)                                       3,167       1,138             5,988
                                                             ----------------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                                 (10,777)        939           (39,322)
     Realized gain (loss) on investments                                 (167)        263           (18,255)
                                                             ----------------------------------------------
Net realized and unrealized gain (loss) on investments                (10,944)      1,202           (57,577)
                                                             ----------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                                   (7,777)      2,340           (51,589)
                                                             ----------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                            92,407      19,201            58,441
     Net transfers between subaccounts and/or fixed account             1,636         775             7,954
     Withdrawals and surrenders                                            --          --              (926)
     Cost of insurance and benefits provided by riders                 (1,001)       (313)          (13,999)
     Contract maintenance charge                                         (784)       (247)           (2,353)
                                                             ----------------------------------------------
Net increase (decrease) from contract activity                         92,258      19,416            49,117
                                                             ----------------------------------------------
Net increase (decrease) in net assets                                  84,481      21,756            (2,472)
                                                             ----------------------------------------------
Net assets, at beginning of period                                         --          --           137,004
                                                             ----------------------------------------------
Net assets, at end of period                                          $84,481     $21,756          $134,532
                                                             ==============================================

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 2, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

                                      I-5


                        COLUMBUS LIFE SEPARATE ACCOUNT 1
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                   Period Ended December 31, 2001 (unaudited)

                                                                             MFS CAPITAL    MFS EMERGING     MFS MID CAP
                                                                 MFS VIT   OPPORTUNITIES          GROWTH          GROWTH
                                                             GROWTH WITH  SERIES-SERVICE  SERIES-SERVICE  SERIES-SERVICE
                                                                  INCOME          CLASS*          CLASS*          CLASS*
                                                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                             ------------------------------------------------------------

INCOME:
     Dividends and capital gains                                 $ 2,424        $      8         $     7        $      1
     Miscellaneous income(loss)                                      (65)            812              11            (559)

EXPENSES:
     Mortality and expense risk, and administrative charge           673              79              40             260
                                                             ------------------------------------------------------------
     Net investment income (loss)                                  1,686             741             (22)           (818)
                                                             ------------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                            (11,003)         (2,705)           (553)          6,469
     Realized gain (loss) on investments                          (5,356)           (888)           (157)         (4,286)
                                                             ------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (16,359)         (3,593)           (710)          2,183
                                                             ------------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                             (14,673)         (2,852)           (732)          1,365
                                                             ------------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                       41,749         126,007           9,850          42,385
     Net transfers between subaccounts and/or fixed account      (26,667)            473           7,255          82,511
     Withdrawals and surrenders                                     (110)             --              --              --
     Cost of insurance and benefits provided by riders            (7,055)           (470)           (319)           (686)
     Contract maintenance charge                                  (1,107)           (340)           (317)           (516)
                                                             ------------------------------------------------------------
Net increase (decrease) from contract activity                     6,810         125,670          16,469         123,694
                                                             ------------------------------------------------------------
Net increase (decrease) in net assets                             (7,863)        122,818          15,737         125,059
                                                             ------------------------------------------------------------
Net assets, at beginning of period                                84,536              --              --              --
                                                             ------------------------------------------------------------
Net assets, at end of period                                     $76,673        $122,818         $15,737        $125,059
                                                             ============================================================


                                                                    MFS NEW
                                                                  DISCOVERY  OPPENHEIMER  OPPENHEIMER    OPPENHEIMER
                                                             SERIES-SERVICE   AGGRESSIVE    STRATEGIC  INTERNATIONAL
                                                                     CLASS*      GROWTH*        BOND*        GROWTH*
                                                                SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                                             -------------------------------------------------------

INCOME:
     Dividends and capital gains                                    $     3      $    --       $   --        $    --
     Miscellaneous income(loss)                                          46          (42)          (0)            84

EXPENSES:
     Mortality and expense risk, and administrative charge               22           58            2             30
                                                             -------------------------------------------------------
     Net investment income (loss)                                        27         (100)          (2)            54
                                                             -------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                                 2,296          (93)          23         (5,315)
     Realized gain (loss) on investments                                (51)         (99)           1           (163)
                                                             -------------------------------------------------------
Net realized and unrealized gain (loss) on investments                2,245         (192)          24         (5,478)
                                                             -------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                                  2,272         (292)          22         (5,424)
                                                             -------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                           9,899       17,456        1,106         83,441
     Net transfers between subaccounts and/or fixed account             506          793           (2)         4,136
     Withdrawals and surrenders                                          --           --           --             --
     Cost of insurance and benefits provided by riders                 (264)        (331)        (103)          (233)
     Contract maintenance charge                                       (111)        (301)        (113)          (240)
                                                             -------------------------------------------------------
Net increase (decrease) from contract activity                       10,030       17,617          888         87,104
                                                             -------------------------------------------------------
Net increase (decrease) in net assets                                12,302       17,325          910         81,680
                                                             -------------------------------------------------------
Net assets, at beginning of period                                       --           --           --             --
                                                             -------------------------------------------------------
Net assets, at end of period                                        $12,302      $17,325       $  910        $81,680
                                                             =======================================================


*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 2, 2001 (commencement of operations) to December 31,
     2001


*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

                                      I-6


                        COLUMBUS LIFE SEPARATE ACCOUNT 1
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                   Period Ended December 31, 2001 (unaudited)

                                                                     PIMCO     TOUCHSTONE   TOUCHSTONE   TOUCHSTONE   TOUCHSTONE
                                                                 LONG-TERM  INTERNATIONAL       INCOME     EMERGING    SMALL CAP
                                                           U.S. GOVERNMENT         EQUITY  OPPORTUNITY       GROWTH        VALUE
                                                                      BOND           FUND      FUND***         FUND         FUND
                                                               SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                           ----------------------------------------------------------------------

INCOME:
     Dividends and capital gains                                   $ 1,799        $    --         $  6     $ 13,845       $  142
     Miscellaneous income(loss)                                         (5)          (504)           1            3          (19)

EXPENSES:
     Mortality and expense risk, and administrative charge             199            537           --          743          160
                                                           ----------------------------------------------------------------------
     Net investment income (loss)                                    1,595         (1,041)           7       13,105          (37)
                                                           ----------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                               (1,329)       (14,940)          18       (5,324)       5,748
     Realized gain (loss) on investments                               834         (6,363)         (20)      (1,365)      (2,588)
                                                           ----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (495)       (21,303)          (2)      (6,689)       3,160
                                                           ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                                 1,100        (22,344)           5        6,416        3,123
                                                           ----------------------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                          3,538         27,042           --       76,081       15,735
     Net transfers between subaccounts and/or fixed account         (6,364)         9,368           --       53,828       18,730
     Withdrawals and surrenders                                        (27)        (1,115)        (106)      (1,048)         (99)
     Cost of insurance and benefits provided by riders              (1,089)        (3,750)          --       (4,061)      (1,215)
     Contract maintenance charge                                      (173)        (1,196)          --       (1,760)        (354)
                                                           ----------------------------------------------------------------------
Net increase (decrease) from contract activity                      (4,115)        30,349         (106)     123,040       32,797
                                                           ----------------------------------------------------------------------
Net increase (decrease) in net assets                               (3,015)         8,005         (101)     129,456       35,920
                                                           ----------------------------------------------------------------------
Net assets, at beginning of period                                  25,104         58,714          101       45,038        7,689
                                                           ----------------------------------------------------------------------
Net assets, at end of period                                       $22,089        $66,719         $ --     $174,494      $43,609
                                                           ======================================================================


                                                             TOUCHSTONE   TOUCHSTONE   TOUCHSTONE
                                                           GROWTH/VALUE       EQUITY  ENHANCED 30
                                                                 FUND**       FUND**         FUND
                                                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                           --------------------------------------

INCOME:
     Dividends and capital gains                                   $ --         $ --        $ 745
     Miscellaneous income(loss)                                     853            0           --

EXPENSES:
     Mortality and expense risk, and administrative charge           27           --          624
                                                           --------------------------------------
     Net investment income (loss)                                   826            0          121
                                                           --------------------------------------
     Net change in unrealized appreciation (depreciation)
       on investments                                            (1,605)          (9)      (7,193)
     Realized gain (loss) on investments                           (258)         (12)        (920)
                                                           --------------------------------------
Net realized and unrealized gain (loss) on investments           (1,863)         (21)      (8,113)
                                                           --------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                             (1,037)         (21)      (7,992)
                                                           --------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                      62,509          200       19,498
     Net transfers between subaccounts and/or fixed account       6,710           --       11,418
     Withdrawals and surrenders                                      --           --          (15)
     Cost of insurance and benefits provided by riders             (249)                   (4,058)
     Contract maintenance charge                                   (105)                     (897)
                                                           --------------------------------------
Net increase (decrease) from contract activity                   68,865          200       25,946
                                                           --------------------------------------
Net increase (decrease) in net assets                            67,828          179       17,954
                                                           --------------------------------------
Net assets, at beginning of period                                   --           --       60,336
                                                           --------------------------------------
Net assets, at end of period                                    $67,828         $179      $78,290
                                                           ======================================


*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 2, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

                                      I-7


                        COLUMBUS LIFE SEPARATE ACCOUNT 1
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                   Period Ended December 31, 2001 (unaudited)

                                                              TOUCHSTONE       TOUCHSTONE   TOUCHSTONE       TOUCHSTONE
                                                              VALUE PLUS  GROWTH & INCOME     BALANCED  HIGH YIELD BOND
                                                                    FUND             FUND         FUND             FUND
                                                             SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT
                                                             -----------------------------------------------------------

INCOME:
     Dividends and capital gains                                 $ 1,196          $ 1,033      $   592          $ 1,320
     Miscellaneous income(loss)                                     (155)              34          (94)               1

EXPENSES:
     Mortality and expense risk, and administrative charge           319              127           96               92
                                                             -----------------------------------------------------------
     Net investment income (loss)                                    722              940          402            1,229
                                                             -----------------------------------------------------------

     Net change in unrealized appreciation (depreciation)
       on investments                                             (1,244)          (1,772)        (145)            (533)
     Realized gain (loss) on investments                            (655)             (69)         (66)             (44)
                                                             -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (1,899)          (1,841)        (211)            (577)
                                                             -----------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                              (1,177)            (901)         191              652
                                                             -----------------------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                       95,430           13,374       12,856            2,688
     Net transfers between subaccounts and/or fixed account        2,212           (5,611)      (1,975)           3,460
     Withdrawals and surrenders                                      (28)            (421)         (28)              --
     Cost of insurance and benefits provided by riders            (1,449)          (1,150)        (622)            (660)
     Contract maintenance charge                                    (570)            (487)        (190)             (97)
                                                             -----------------------------------------------------------
Net increase (decrease) from contract activity                    95,595            5,705       10,041            5,391
                                                             -----------------------------------------------------------
Net increase (decrease) in net assets                             94,418            4,804       10,233            6,043
                                                             -----------------------------------------------------------
Net assets, at beginning of period                                13,138           10,026        2,840            7,680
                                                             -----------------------------------------------------------
Net assets, at end of period                                    $107,556          $14,830      $13,073          $13,723
                                                             ===========================================================


                                                               TOUCHSTONE      TOUCHSTONE    TOUCHSTONE
                                                                     BOND  STANDBY INCOME  MONEY MARKET
                                                                     FUND            FUND        FUND**
                                                              SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                             ------------------------------------------

INCOME:
     Dividends and capital gains                                   $  266        $ 12,933          $  2
     Miscellaneous income(loss)                                      (117)           (215)           --

EXPENSES:
     Mortality and expense risk, and administrative charge             11           2,681            --
                                                             ------------------------------------------
     Net investment income (loss)                                     138          10,037             2
                                                             ------------------------------------------

     Net change in unrealized appreciation (depreciation)
       on investments                                                (227)         (1,887)           --
     Realized gain (loss) on investments                               27           2,990            --
                                                             ------------------------------------------
Net realized and unrealized gain (loss) on investments               (200)          1,103            --
                                                             ------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                                                  (62)         11,140             2
                                                             ------------------------------------------

CONTRACT OWNERS ACTIVITY:
     Payments received from contract owners                         4,900       1,104,668           106
     Net transfers between subaccounts and/or fixed account           (38)       (748,399)           --
     Withdrawals and surrenders                                      (109)           --              --
     Cost of insurance and benefits provided by riders               (229)        (15,317)           --
     Contract maintenance charge                                     (212)         (5,620)           (6)
                                                             ------------------------------------------
Net increase (decrease) from contract activity                      4,312         335,332           100
                                                             ------------------------------------------
Net increase (decrease) in net assets                               4,250         346,472           102
                                                             ------------------------------------------
Net assets, at beginning of period                                    118          64,477            --
                                                             ------------------------------------------
Net assets, at end of period                                       $4,368        $410,949          $102
                                                             ==========================================

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 2, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

                                      I-8

                     UNAUDITED INTERIM FINANCIAL STATEMENTS


                                  COLUMBUS LIFE

                         COLUMBUS LIFE INSURANCE COMPANY

                         BALANCE SHEET - STATUTORY-BASIS
                         SEPTEMBER 30, 2001 (UNAUDITED)
                                 (in thousands)


ADMITTED ASSETS

Debt securities                                                       $1,477,836
Preferred and common stocks                                              185,978
Mortgage loans                                                           151,598
Policy loans                                                              74,636
Real estate                                                                1,896
Cash, cash equivalents and short-term investments                         55,088
Other invested assets                                                     70,479
                                                                      ----------
Total cash and invested assets                                         2,017,511

Premiums deferred and uncollected                                          4,475
Investment income due and accrued                                         32,043
Other assets                                                              27,615
Separate account assets                                                    2,869
                                                                      ----------
Total admitted assets                                                 $2,084,513
                                                                      ==========

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                                       $1,655,638
Policy claims in process of settlement                                     6,137
Dividends payable to policyholders                                        15,592
Other liabilities                                                         49,044
Federal income taxes payable to parent                                     8,314
Interest maintenance reserve                                              10,985
Asset valuation reserve                                                   14,070
Separate account liabilities                                               2,869
                                                                      ----------
Total liabilities                                                      1,762,649

CAPITAL AND SURPLUS

Common stock, $1 par value, authorized 10,000
    shares, issued and outstanding 10,000 shares                          10,000
Paid-in surplus                                                           41,600
Unassigned surplus                                                       270,264
                                                                      ----------
Total capital and surplus                                                321,864
                                                                      ----------
Total liabilities and capital and surplus                             $2,084,513
                                                                      ==========

                         COLUMBUS LIFE INSURANCE COMPANY

                      STATEMENT OF INCOME - STATUTORY-BASIS
            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)
                                 (in thousands)

REVENUE:
   Premiums                                                             $119,507
   Net investment income                                                 105,391
   Considerations for supplementary contracts and
        dividend accumulations                                               639
   Other                                                                     262
                                                                        --------
                                                                         225,799

Policy benefits and expenses:
   Death benefits                                                         32,471
   Annuity benefits                                                        5,560
   Disability and accident and health benefits                             1,809
   Surrender benefits                                                     77,506
   Other benefits                                                          3,615
   Increase in policy reserve and other policyholders' funds              29,894
   Net transfers to separate account                                       2,525
   Commissions on premiums                                                18,215
   General expenses                                                       21,452
                                                                        --------
                                                                         193,047
                                                                        --------

Gain from operations before dividends to policyholders,
   federal income taxes and net realized capital gains                    32,752

Dividends to policyholders                                                11,691
                                                                        --------
Gain from operations before federal income taxes
   and net realized capital gains                                         21,061

Federal income taxes                                                       8,302
                                                                        --------
Net gain from operations before net realized capital gains                12,759

Net realized capital gains, less federal income tax expense
    of $2,402 and transfers to the interest maintenance
    of $1,445                                                                 17
                                                                        --------
Net income                                                              $ 12,776
                                                                        ========